ALEX. BROWN
CASH RESERVE
FUND, INC.

Prime Series
Treasury Series
Tax-Free Series

Annual Report

March 31, 1997

[Alex Brown Logo] ALEX. BROWN

   Fund Features
--------------------------------------------------------------------------------
(bullet) Daily Dividends
         The Fund declares dividends daily and distributes them monthly in the form of additional shares or, at your option, credits the dividends in cash to your account at Alex. Brown.

(bullet) Check Redemption Privilege
         After completing an authorization form, you may redeem your shares by writing a check (in a minimum amount of $500) on your account. You will continue to earn dividends until your check reaches the bank for clearance.

(bullet) Purchases by Mail
         You may purchase shares by mailing a check and a completed order form to the Fund at P.O. Box 1346, Baltimore, MD 21203. Order forms may be obtained from your Alex. Brown investment representative.

(bullet) No Sales Charge and Immediate Liquidity
         You may buy or redeem shares in your account at any time. There is no sales charge or penalty imposed by the Fund for the purchase or redemption of shares.

(bullet) Automatic Purchase and Sale
         You may participate in a program that results in the automatic purchase and sale of Fund shares in conjunction with security transactions as well as cash balances accumulated in your Alex. Brown accounts.

(bullet) Constant Net Asset Value
         The Fund will attempt to maintain a constant net asset value of $1.00 per share. Since the Fund's inception on August 11, 1981, a constant net asset value of $1.00 per share has been maintained for each series.

(bullet) Minimum Investment
         The minimum initial investment is $1,500. Subsequent investments may be made in an amount of $100 or more. The minimum amounts do not apply if you participate in the automatic purchase and sale program.

(bullet) Current Yield Information Available
         For current yield information, call (410) 895-5995.

Letter to Shareholders
--------------------------------------------------------------------------------
May 5, 1997

     We are pleased to report on the progress of your Fund for the fiscal year ended March 31, 1997. As of fiscal year-end, the Fund had $4.3 billion in assets, representing a 10% increase in total assets from last year. The growth in assets is evident in each of the Fund's series: the Prime Series increased by 11%; the Treasury Series by 3%; and the Tax-Free Series by 13%. The pie chart below shows the asset breakdown among each of the Fund's series.

                           Asset Breakdown by Series

                              [Graph appears here]

          Prime Series          Treasury Series          Tax-Free Series
          $2.9 billion           $740 million              $647 million


YEAR IN REVIEW

     The Dow Jones Industrial Average climbed to 7000, and unemployment claims remained relatively low during the fiscal year. However, in the latter part of 1996 and the beginning of 1997, there was increasing concern that inflation and wage pressures would soon surface, forcing higher interest rates and eventually a downturn in the U.S. economy. After having taken "no action" for several meetings, the Federal Reserve Board decided at its March 25 meeting to increase the Fed Funds Rate 25 basis points (0.25%) to 5.50%. The increase initially precipitated a decline in the Dow Jones Industrial Average from its high of 7085.16 on March 11, 1997 to a low of 6391.69 on April 11, 1997. However, the market has begun to move back up since then as several companies have released better-than-expected earnings reports, indicating wage pressures have not yet affected the bottom line, and other economic indicators continue to show very little increase in inflationary pressures.

     The rate increase did help spur the yield on the 30-year bond to a high of almost 7.20% after it had been as low as 6.35% at the end of November 1996. The 3-month Treasury bill yield continued to trade in the 5.00% to 5.40% range for most of the Fund's fiscal year.

--------------------------------------------------------------------------------

                             Historical Yield Chart
                      (For the year ended March 31, 1997)

                             [Graph appears below]

                                      Prime   Treasury  Tax-Free
                                      Series   Series    Series
                     MAR 31, 96        4.72     4.46      2.68
                     APR 30, 96        4.71     4.47      2.83
                     MAY 31, 96        4.73     4.46      3.04
                     JUN 30, 96        4.75     4.49      2.74
                     JUL 31, 96        4.79     4.56      2.64
                     AUG 31, 96        4.82     4.6       2.91
                     SEP 30, 96        4.81     4.6       2.94
                     OCT 31, 96        4.83     4.56      2.91
                     NOV 30, 96        4.82     4.56      2.91
                     DEC 31, 96        4.8      4.51      3
                     JAN 31, 97        4.77     4.49      2.84
                     FEB 28, 97        4.74     4.49      2.81
                     MAR 31, 97        4.73     4.56      2.72

PORTFOLIO QUALITY

     In keeping with our conservative investment policies, the Fund has maintained a relatively short weighted average maturity for each series of the Fund as noted in the chart below.

                           Weighted Average Maturity
                             (As of March 31, 1997)

Alex. Brown Cash Reserve Fund Prime Series                          45 days
First Tier Money Fund Average                                       57 days
--------------------------------------------------------------------------------
Alex. Brown Cash Reserve Fund Treasury Series                       49 days
100% U.S. Treasury Money Fund Average                               56 days
--------------------------------------------------------------------------------
Alex. Brown Cash Reserve Fund Tax-Free Series                       39 days
Tax-Free Money Fund Average                                         43 days

Source: IBC/Donoghue, Inc. "Money Fund Report," April 4, 1997.
The Money Fund Averages are average maturities of all funds in their respective categories.

     In addition to conservative maturity management, Fund policy requires that the Fund invest only in the highest quality issues. Evidence of our insistence on high quality can be found in the Standard & Poor's (S&P) ratings of each Fund series. Both the Prime and Tax-Free Series continue to maintain a "AAAm" rating and the Treasury Series maintains a "AAAm-G" rating. These ratings are the highest that S&P awards to money market funds.

     Our conservative approach can be seen in every aspect of portfolio construction. This includes unusually strict limits on exposure to any issue and a predominance of the very highest rated paper. We have always believed that a money fund is not a place to take chances or to speculate for additional yield.

INVESTMENT RESULTS
     While maintaining unusually strict investment standards, we are pleased to have generated competitive returns for each of the Fund's series as assets grew to new highs. Below are yield comparisons for each series against its peer group.

                            Performance Comparisons
                      (For the year ended March 31, 1997)

Alex. Brown Cash Reserve Fund Prime Series                     4.88%
First Tier Money Fund Average                                  4.84%
--------------------------------------------------------------------------------
Alex. Brown Cash Reserve Fund Treasury Series                  4.63%
100% U.S. Treasury Money Fund Average                          4.68%
--------------------------------------------------------------------------------
Alex. Brown Cash Reserve Fund Tax-Free Series                  2.90%
Tax-Free Money Fund Average                                    2.92%

Source: IBC/Donoghue, Inc. "Money Market Insight," April 1997.

The yields shown represent past performance, which is no guarantee of future results. An investment in a money market fund is neither insured nor guaranteed by the U.S. government. There can be no assurance the Fund will be able to maintain a stable net asset value of $1.00 per share. The Money Fund Averages are average yields of all funds in their respective categories.

Letter to Shareholders (concluded)
--------------------------------------------------------------------------------

MARKET OUTLOOK

     The last quarter of 1996 and the first quarter of 1997 saw an unusually strong economy. Going forward the primary questions will be: Will the economy subside to its optimum operating level, with strong company earnings, mild inflation and low unemployment? Or will the Federal Reserve Board have to raise interest rates to slow the economy, keep inflation in check and prevent the stock market from becoming too overvalued? If there is another hike, how high will it be and what will be the resulting outcome?

     Going forward the Federal Reserve Board will probably increase rates in the second or third quarter. While we consider additional rate increases likely, we believe that global competition, stable commodity prices, a rising dollar and relatively high real interest rates will preclude a "boom and bust" cycle.

     In negotiating these uncertain times, we believe that the conservative approach we apply to investing on behalf of the Fund's three series will provide comfort to our shareholders as well as competitive yields.

     As always, we appreciate your continued support.

Sincerely,


/s/ Charles W. Cole, Jr.               /s/ Richard T. Hale
__________________________             ___________________________
    Charles W. Cole, Jr.                   Richard T. Hale
    Chairman                               President

Chairman's Letter
--------------------------------------------------------------------------------
May 5, 1997

     The Alex. Brown Cash Reserve Fund is one of the oldest money market funds in the country. Two individuals who were present at the Fund's inception, had the vision to see its appeal and utility and helped preside over its growth retired at the end of 1996.

     W. James Price, Chairman of the Fund and Managing Director Emeritus of Alex. Brown & Sons, Inc., was the individual most responsible for the Fund's establishment and the formation of the conservative policies that have guided it ever since. His view (and ours) is that investors who regularly take risks in their debt and equity investments should have one safe haven: namely, their money fund. As a result, our investment policies are among the most conservative for money funds, yet we have been able to generate returns to investors that are in line with industry averages.

     Harry Woolf, an independent Director, also retired from the board at year-end. He is Professor Emeritus at the Institute for Advanced Studies, Princeton, New Jersey. His wide-ranging background and knowledge have served the Fund well.

     We thank you, and we will miss you both.

Sincerely,


/s/ Charles W. Cole, Jr.
__________________________
    Charles W. Cole, Jr.
    Chairman

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
    Statement of Net Assets                                       March 31, 1997

                                               Rating(a)      Par
PRIME SERIES                                S&P    Moody's   (000)         Value
--------------------------------------------------------------------------------
 Commercial Paper - 81.6%(b)

Automobiles & Trucks - 0.9%
   Toyota Motor Credit Corp.
      5.23%      5/23/97                   A-1+     P-1    $11,000      $ 10,916,901
      5.40%      6/17/97                   A-1+     P-1     14,000        13,838,300
                                                                     ---------------
                                                                          24,755,201
                                                                     ---------------

Bank - 2.6%
   Republic New York Corp.
      5.27%      4/16/97                   A-1+     P-1     20,000        19,956,083
      5.30%      4/18/97                   A-1+     P-1     30,000        29,924,917
      5.34%      7/18/97                   A-1+     P-1     25,000        24,599,500
                                                                     ---------------
                                                                          74,480,500
                                                                     ---------------

Chemicals, General - 2.3%
   E.I. duPont de Nemours and Company
      5.28%      5/20/97                   A-1+     P-1     25,000        24,820,333
      5.26%      5/22/97                   A-1+     P-1     25,000        24,813,708
      5.24%      8/6/97                    A-1+     P-1     18,710        18,364,136
                                                                     ---------------
                                                                          67,998,177
                                                                     ---------------

Computer & Office Equipment - 4.2%
   Pitney Bowes Credit Corp.
      5.30%      4/14/97                   A-1+     P-1     15,000        14,971,292
      5.23%      4/23/97                   A-1+     P-1     15,505        15,455,444
      5.28%      5/12/97                   A-1+     P-1     10,000         9,939,867
      5.36%      7/1/97                    A-1+     P-1     30,000        29,593,533
   Xerox Corp.
      5.28%      5/14/97                   A-1      P-1     10,000         9,936,933
   Xerox Credit Corp.
      5.28%      4/7/97                    A-1      P-1     10,000         9,991,200
      5.31%      5/14/97                   A-1      P-1     30,000        29,809,725
                                                                     ---------------
                                                                         119,697,994
                                                                     ---------------

Credit Unions - 2.4%
   Mid-States Corporate Federal Credit Union
      5.36%      4/16/97                   A-1+     P-1     12,900        12,871,190
   U.S. Central Credit Union
      5.30%      5/9/97                    A-1+     P-1     40,000        39,775,958
      5.31%      5/12/97                   A-1+     P-1     15,000        14,909,288
                                                                     ---------------
                                                                          67,556,436
                                                                     ---------------

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                               Rating(a)      Par
PRIME SERIES (continued)                    S&P    Moody's   (000)         Value
--------------------------------------------------------------------------------
 Commercial Paper (continued)


Electrical & Electronics - 5.0%
   Emerson Electric Co.
      5.23%      4/9/97                    A-1+     P-1    $30,000      $ 29,965,133
      5.24%      4/16/97                   A-1+     P-1     40,000        39,912,667
      5.23%      4/18/97                   A-1+     P-1     39,650        39,552,076
   Motorola Inc.
      5.23%      4/16/97                   A-1+     P-1     20,000        19,956,417
      5.21%      5/14/97                   A-1+     P-1     15,000        14,906,653
                                                                     ---------------
                                                                         144,292,946
                                                                     ---------------

Electric Utility - 3.5%
   Duke Power Co.
      5.27%      4/11/97                   A-1+     P-1     45,000        44,934,125
   Northern States Power Co.
      5.28%      4/2/97                    A-1+     P-1     30,000        29,995,600
      5.25%      5/23/97                   A-1+     P-1     26,000        25,802,833
                                                                     ---------------
                                                                         100,732,558
                                                                     ---------------
Entertainment - 1.2%
   Walt Disney Co.
      5.21%      11/19/97                  A-1      P-1     20,000        19,328,489
      5.20%      11/25/97                  A-1      P-1     15,000        14,484,333
                                                                     ---------------
                                                                          33,812,822
                                                                     ---------------

Finance, Commercial - 0.5%
   CIT Group Holdings Inc.
      5.23%      5/21/97                   A-1      P-1     15,000        14,891,042
                                                                     ---------------

Finance, Consumer - 3.4%
   USAA Capital Corp.
      5.30%      4/4/97                    A-1+     P-1     15,000        14,993,375
      5.27%      4/16/97                   A-1+     P-1     10,000         9,978,042
      5.30%      4/17/97                   A-1+     P-1     15,000        14,964,667
      5.24%      5/2/97                    A-1+     P-1     20,000        19,909,756
      5.25%      5/15/97                   A-1+     P-1     13,500        13,413,375
      5.30%      5/23/97                   A-1+     P-1     25,000        24,808,610
                                                                     ---------------
                                                                          98,067,825
                                                                     ---------------

Finance, Diversified - 3.5%
   General Electric Capital Corp.
      5.62%      4/25/97                   A-1+     P-1     10,100        10,062,159
      5.33%      5/23/97                   A-1+     P-1     15,000        14,884,083
      5.35%      5/23/97                   A-1+     P-1     25,665        25,466,975
      5.35%      5/30/97                   A-1+     P-1     15,000        14,868,479
      5.34%      7/2/97                    A-1+     P-1     10,000         9,863,533

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1997

                                               Rating(a)      Par
PRIME SERIES (continued)                    S&P    Moody's   (000)         Value
--------------------------------------------------------------------------------
 Commercial Paper (continued)

Finance, Diversified (concluded)
   General Electric Capital Corp. (concluded)
      5.31%      7/28/97                   A-1+     P-1    $15,000      $ 14,738,925
      5.33%      7/31/97                   A-1+     P-1     10,000         9,820,853
                                                                     ---------------
                                                                          99,705,007
                                                                     ---------------

Food - 11.4%
   Campbell Soup Co.
      5.30%      4/7/97                    A-1+     P-1     15,000        14,986,750
      5.29%      4/9/97                    A-1+     P-1     15,000        14,982,367
      5.25%      4/10/97                   A-1+     P-1     25,000        24,967,188
      5.35%      6/25/97                   A-1+     P-1     15,000        14,810,521
      5.37%      7/9/97                    A-1+     P-1     25,000        24,630,813
      5.25%      8/22/97                   A-1+     P-1     15,000        14,687,188
      5.42%      10/8/97                   A-1+     P-1     10,000         9,713,944
   Cargill, Inc.
      5.32%      4/7/97                    A-1+     P-1     15,000        14,986,700
      5.28%      4/8/97                    A-1+     P-1     20,000        19,979,467
      5.32%      4/18/97                   A-1+     P-1     10,000         9,974,878
      5.34%      5/16/97                   A-1+     P-1     19,200        19,071,840
      5.40%      10/7/97                   A-1+     P-1     15,000        14,574,750
   Heinz (H.J.) Company
      5.27%      4/1/97                    A-1      P-1      5,000         5,000,000
   Hershey Foods
      5.27%      4/8/97                    A-1+     P-1     18,500        18,481,043
      5.25%      4/11/97                   A-1+     P-1     20,000        19,970,833
      5.25%      4/25/97                   A-1+     P-1     50,000        49,825,000
   Kellogg Company
      5.28%      4/2/97                    A-1+     P-1      9,540         9,538,601
      5.24%      4/11/97                   A-1+     P-1     18,000        17,973,800
      5.28%      4/18/97                   A-1+     P-1      8,000         7,980,052
                                                                     ---------------
                                                                         326,135,735
                                                                     ---------------

Household Products - 2.9%
   Clorox Company
      5.50%      4/4/97                    A-1+     P-1     20,000        19,990,833
      5.30%      4/16/97                   A-1+     P-1     25,000        24,944,792
      5.57%      4/29/97                   A-1+     P-1     20,000        19,913,356
   Procter & Gamble Co.
      5.45%      4/11/97                   A-1      P-1     18,000        17,972,750
                                                                     ---------------
                                                                          82,821,731
                                                                     ---------------

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                               Rating(a)      Par
PRIME SERIES (continued)                    S&P    Moody's   (000)         Value
--------------------------------------------------------------------------------
 Commercial Paper (continued)

Insurance, Property & Casualty - 5.8%
   A.I. Credit Corporation
      5.28%      6/10/97                   A-1+     P-1    $15,000      $ 14,846,000
      5.23%      6/20/97                   A-1+     P-1     20,000        19,767,556
   AIG Funding Inc.
      5.27%      4/7/97                    A-1+     P-1     23,165        23,144,653
   Chubb Capital Corp.
      5.24%      4/7/97                    A-1+     P-1     30,000        29,973,700
   Marsh & McClennan Companies Inc.
      5.35%      5/6/97                    A-1+     P-1     15,000        14,921,979
      5.26%      6/3/97                    A-1+     P-1     20,000        19,815,900
      5.35%      7/3/97                    A-1+     P-1     15,000        14,792,688
      5.37%      10/3/97                   A-1+     P-1     30,000        29,171,352
                                                                     ---------------
                                                                         166,433,828
                                                                     ---------------

Integrated Oil - 1.6%
   Amoco Co.
      5.20%      4/10/97                   A-1+     P-1     20,000        19,974,000
      5.32%      6/5/97                    A-1+     P-1     25,000        24,759,861
                                                                     ---------------
                                                                          44,733,861
                                                                     ---------------

Machinery & Tools - 2.9%
   Dover Corporation
      5.30%      4/4/97                    A-1+    --       18,500        18,491,829
      5.25%      4/7/97                    A-1+    --       28,000        27,975,325
   Illinois Tool Works
      5.36%      4/29/97                   A-1+     P-1     13,000        12,945,804
   Snap-On Incorporated
      5.55%      5/5/97                    A-1+     P-1     25,000        24,868,959
                                                                     ---------------
                                                                          84,281,917
                                                                     ---------------

Oil Transportation - 1.9%
   Colonial Pipeline
      5.25%      5/19/97                   A-1+     P-1     12,100        12,015,300
      5.35%      6/17/97                   A-1+     P-1      7,200         7,117,610
      5.32%      8/6/97                    A-1+     P-1     17,300        16,975,317
      5.32%      8/14/97                   A-1+     P-1     10,000         9,800,500
      5.28%      8/18/97                   A-1+     P-1     10,000         9,796,134
                                                                     ---------------
                                                                          55,704,861
                                                                     ---------------

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1997

                                               Rating(a)      Par
PRIME SERIES (continued)                    S&P    Moody's   (000)         Value
--------------------------------------------------------------------------------
 Commercial Paper (continued)

Paper - 1.2%
   Minnesota Mining & Manufacturing Co.
      5.26%      4/7/97                    A-1+     P-1    $15,000      $ 14,986,850
      5.27%      5/7/97                    A-1+     P-1      9,000         8,952,570
   Weyerhaeuser Co.
      5.29%      5/7/97                    A-1      P-1     10,000         9,947,101
                                                                     ---------------
                                                                          33,886,521
                                                                     ---------------

Pharmaceuticals - 9.1%
   Eli Lilly & Co.
      5.28%      7/14/97                   A-1+     P-1     15,000        14,771,200
      5.33%      7/15/97                   A-1+     P-1     10,000         9,844,542
   Pfizer Inc.
      5.27%      4/4/97                    A-1+     P-1     37,400        37,383,575
   Schering-Plough Corp.
      5.26%      4/22/97                   A-1+     P-1      7,850         7,825,914
      5.27%      4/29/97                   A-1+     P-1     26,100        25,992,831
      5.27%      5/13/97                   A-1+     P-1     26,050        25,889,719
      5.22%      5/20/97                   A-1+     P-1     15,000        14,893,425
      5.30%      6/24/97                   A-1+     P-1     14,950        14,765,118
      5.31%      7/22/97                   A-1+     P-1     15,000        14,752,200
   Warner-Lambert Co.
      5.31%      4/15/97                   A-1+     P-1     13,500        13,472,123
      5.30%      4/30/97                   A-1+     P-1     16,100        16,031,262
      5.34%      5/20/97                   A-1+     P-1     20,000        19,854,633
      5.29%      5/29/97                   A-1+     P-1     15,000        14,872,158
      5.20%      6/20/97                   A-1+     P-1     15,000        14,826,667
      5.22%      8/14/97                   A-1+     P-1     15,400        15,098,544
                                                                     ---------------
                                                                         260,273,911
                                                                     ---------------

Publishing - 1.2%
   Dow Jones & Co., Inc.
      5.30%      4/22/97                   A-1+     P-1      8,300         8,274,339
   Gannett Co., Inc.
      5.28%      4/24/97                   A-1      P-1     27,000        26,908,920
                                                                     ---------------
                                                                          35,183,259
                                                                     ---------------

Structured Finance - 6.8%
   CIESCO, L.P.
      5.28%      4/11/97                   A-1+     P-1     15,000        14,978,000
      5.30%      4/21/97                   A-1+     P-1     10,000         9,970,556
      5.32%      4/22/97                   A-1+     P-1     19,850        19,788,399
      5.33%      4/25/97                   A-1+     P-1     25,000        24,911,167
      5.26%      5/8/97                    A-1+     P-1     15,000        14,918,908
      5.27%      5/14/97                   A-1+     P-1     20,000        19,874,106

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                               Rating(a)      Par
PRIME SERIES (continued)                    S&P    Moody's   (000)         Value
--------------------------------------------------------------------------------
 Commercial Paper (concluded)
Structured Finance (concluded)
   Corporate Asset Funding Company, Inc.
      5.32%      4/10/97                   A-1+     P-1    $15,000      $ 14,980,050
      5.25%      4/16/97                   A-1+     P-1     30,000        29,934,375
      5.30%      4/22/97                   A-1+     P-1     30,000        29,907,250
      5.55%      5/13/97                   A-1+     P-1     15,000        14,902,874
                                                                     ---------------
                                                                         194,165,685
                                                                     ---------------

Telephone - 7.3%
   Ameritech Capital Funding Corp.
      5.33%      4/7/97                    A-1+     P-1     15,000        14,986,675
      5.28%      4/14/97                   A-1+     P-1     25,000        24,952,333
      5.31%      4/28/97                   A-1+     P-1     15,000        14,940,263
      5.30%      5/13/97                   A-1+     P-1     20,000        19,876,333
      5.54%      6/27/97                   A-1+     P-1     20,000        19,732,233
   AT&T Corp.
      5.37%      8/14/97                   A-1+     P-1     20,000        19,597,250
   Bell Atlantic Network Funding Corp.
      5.65%      4/22/97                   A-1+     P-1      9,000         8,970,338
   BellSouth Capital Funding Corp.
      5.28%      5/6/97                    A-1+     P-1     15,000        14,923,000
      5.27%      5/12/97                   A-1+     P-1     25,000        24,849,951
   Southwestern Bell Telephone Co.
      5.28%      4/7/97                    A-1+     P-1     12,000        11,989,440
      5.27%      4/10/97                   A-1+     P-1     20,900        20,872,464
      5.25%      5/29/97                   A-1+     P-1     15,000        14,873,127
                                                                     ---------------
                                                                         210,563,407
                                                                     ---------------
   Total Commercial Paper                                              2,340,175,224
                                                                     ---------------

 Medium-Term Note - 0.7%

   E.I. duPont de Nemours and Company
      5.59%      10/8/97                   A-1+     P-1      9,500         9,497,964
   Eli Lilly & Co.
      6.20%      11/6/97                   A-1+     P-1     10,000        10,023,322
                                                                     ---------------
   Total Medium-Term Note                                                 19,521,286
                                                                     ---------------

 Variable Rate Note - 4.4%

   Associates Corporation Master Note
      5.23%(c)     6/1/97                  A-1+     P-1     75,000        75,000,000
   Coca-Cola Company Master Note
      5.25%(c)     6/26/97                 A-1+     P-1     50,000        50,000,000
                                                                     ---------------
   Total Variable Rate Note                                              125,000,000
                                                                     ---------------

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1997

                                               Rating(a)      Par
PRIME SERIES (continued)                    S&P    Moody's   (000)         Value
--------------------------------------------------------------------------------
 Federal Home Loan Bank - 1.7%

   FHLB
      5.23%      7/7/97                    AAA     --      $ 9,500     $  9,366,127
      5.10%      8/13/97                   AAA     --       15,000       14,715,250
      5.46%      12/12/97                  AAA     --       15,000       14,995,972
      5.81%      1/23/98                   AAA     --       10,000       10,000,000
                                                                     ---------------
   Total Federal Home Loan Bank                                          49,077,349
                                                                     ---------------

 Federal National Mortgage Association - 2.7%

   FNMA
   Discount Note
      5.28%      4/8/97                   --        P-1     15,000       14,984,600
      5.33%      9/5/97                   --        P-1     11,710       11,437,804
   Note
      5.43%      6/19/97                  --        P-1     20,000       20,000,000
      5.39%      7/17/97                  --        P-1     15,000       15,000,000
      5.50%      9/11/97                  --        P-1     15,000       15,000,000
                                                                     ---------------
   Total Federal National Mortgage Association                           76,422,404
                                                                     ---------------

 Repurchase Agreements - 9.0%(d)

   Goldman Sachs
      6.47%(e)   4/1/97                   --       --      109,100      109,100,000
   Morgan Stanley & Co.
      6.25%(f)   4/1/97                   --       --      150,000      150,000,000
                                                                     ---------------
   Total Repurchase Agreements                                          259,100,000
                                                                     ---------------

TOTAL INVESTMENTS - 100.1%                                            2,869,296,263(g)
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.1%)                      (1,832,649)
                                                                     ---------------
NET ASSETS - 100.0%                                                  $2,867,463,614
                                                                     ===============

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

Prime Series (concluded)                                                  Value
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per:
   Prime Share
      ($2,545,532,365 / 2,545,523,885 shares outstanding)               $1.00
                                                                        =====
   Flag Investors Class A Share
      ($6,521,574 / 6,521,538 shares outstanding)                       $1.00
                                                                        =====
   Flag Investors Class B Share
      ($227,098 / 227,098 shares outstanding)                           $1.00
                                                                        =====
   Prime Institutional Share
      ($117,812,047 / 117,811,768 shares outstanding)                   $1.00
                                                                        =====
   Quality Cash Reserve Prime Share
      ($197,370,530 / 197,369,848 shares outstanding)                   $1.00
                                                                        =====



---------------
(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") are not covered by the Independent Accountant's Report.
(b) Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at time of purchase by the Fund.
(c) Master note is payable upon demand by the Fund upon no more than five days' notice. Interest rates on master notes are redetermined weekly. Rates shown are the rates in effect on March 31, 1997.
(d) Collateral on repurchase agreements is taken into possession by the broker's custodial bank upon entering into the repurchase agreement. The collateral is marked to market daily to insure market value as being as least 102 percent of the resale price of the repurchase agreement.
(e) Dated 3/31/97, to be repurchased on 4/1/97, collateralized by U.S. Treasury Notes with a market value of $111,282,862.
(f) Dated 3/31/97, to be repurchased on 4/1/97, collateralized by U.S. Treasury Notes with a market value of $153,006,303.
(g) Aggregate cost for financial reporting and federal tax purposes.

MOODY'S RATINGS:
   Aaa  Bonds that are judged to be of the best quality.
   P-1  Commercial paper bearing this designation is of the best quality.

S&P RATINGS:
   AAA  Obligations that are of the highest quality.
   A-1 Commercial paper that has a strong degree of safety regarding timely payment.
        Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

        A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

                       See Notes to Financial Statements

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1997

                                             Maturity        Par
TREASURY SERIES                                Date         (000)          Value
-----------------------------------------------------------------------------------
 U.S. Treasury Securities - 99.5%

   U.S. Treasury Bills(a) - 77.7%
      5.010%                                  4/3/97      $ 14,600     $ 14,595,936
      5.030%                                  4/3/97         9,300        9,297,401
      5.060%                                  4/3/97         6,100        6,098,283
      5.010%                                 4/10/97        16,000       15,979,960
      5.000%                                 4/17/97        22,300       22,250,395
      5.110%                                 4/17/97        35,000       34,920,511
      5.140%                                 4/17/97        25,000       24,942,889
      5.140%                                 4/17/97         2,000        1,995,431
      5.180%                                 4/17/97         2,700        2,693,784
      5.280%                                 4/17/97         4,600        4,589,205
      4.990%                                 4/24/97         3,400        3,389,161
      5.010%                                 4/24/97        27,400       27,312,297
      5.140%                                 4/24/97         1,500        1,495,074
      5.000%                                  5/1/97        37,300       37,144,428
      5.030%                                  5/1/97         9,800        9,758,881
      4.940%                                 5/15/97        40,000       39,758,489
      5.010%                                 5/15/97         9,500        9,441,828
      5.030%                                 5/15/97         7,200        7,155,692
      4.940%                                 5/22/97        22,500       22,342,538
      5.015%                                 5/22/97         7,000        6,950,268
      5.020%                                 5/22/97        23,500       23,332,876
      4.940%                                 5/29/97        18,400       18,253,408
      5.040%                                 5/29/97        21,000       20,829,480
      5.050%                                 5/29/97        18,000       17,853,550
      5.200%                                 5/29/97        50,000       49,581,111
      5.040%                                  6/5/97         2,800        2,774,495
      5.050%                                  6/5/97        54,500       54,002,574
      4.930%                                 6/12/97        15,000       14,852,100
      5.030%                                 6/12/97         3,700        3,662,778
      5.090%                                 6/12/97        23,000       22,765,860
      5.150%                                 6/26/97        25,000       24,692,431
      5.170%                                 6/26/97        14,100       13,925,857
      5.200%                                 6/26/97         2,200        2,172,671
      5.110%                                 7/24/97         3,000        2,951,455
      5.160%                                 7/24/97         1,200        1,180,392
                                                                       ------------
      Total U.S. Treasury Bills                                         574,943,489
                                                                       ------------

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                             Maturity        Par
TREASURY SERIES (concluded)                    Date         (000)          Value
-----------------------------------------------------------------------------------
U.S. Treasury Securities (concluded)

   U.S. Treasury Notes - 21.8%
      8.500%                                 4/15/97      $ 35,000     $ 35,042,568
      6.500%                                 4/30/97        25,000       25,020,768
      6.875%                                 4/30/97        20,000       20,025,202
      6.500%                                 5/15/97        20,000       20,025,208
      6.500%                                 5/15/97        15,000       15,023,683
      5.625%                                 6/30/97        21,400       21,414,159
      5.500%                                 7/31/97         9,700        9,700,000
      5.750%                                 9/30/97        15,000       15,016,966
                                                                       ------------
      Total U.S. Treasury Notes                                         161,268,554
                                                                       ------------
TOTAL INVESTMENTS IN U.S. TREASURY SECURITIES - 99.5%                   736,212,043(b)
OTHER ASSETS LESS LIABILITIES, NET - 0.5%                                 3,441,530
                                                                       ------------
NET ASSETS - 100.0%                                                    $739,653,573
                                                                       ============
Net Asset Value, Offering and Redemption Price Per:
   Treasury Share
      ($678,444,803 / 678,391,386 shares outstanding)                         $1.00
                                                                              =====
   Treasury Institutional Share
      ($61,208,770 / 61,199,346 shares outstanding)                           $1.00
                                                                              =====

(a) U.S. Treasury bills are traded on a discount basis. In such cases, the interest rate shown represents the yield at the date of purchase.

(b) Aggregate cost for financial reporting and federal tax purposes.

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1997

                                                Rating(a)
                                            ---------------      Par
TAX-FREE SERIES                             S&P     Moody's     (000)      Value
------------------------------------------------------------------------------------
 Alabama -- 0.8%
   The Port City Medical Clinic Board of
      Mobile (Mobile Infirmary Association)
      (Rabo Bank Nederland LOC)
         3.55%  5/12/97(b)                 A-1+     VMIG-1    $ 5,100    $ 5,100,000
                                                                        ------------

 Arkansas -- 1.3%
   Arkansas State Development Authority
      Health Care Facility (Sisters of Mercy)
      (ABN-Amro Bank N.V. LOC)
         3.45%  4/7/97(c)                  A-1+     VMIG-1      8,100      8,100,000
                                                                        ------------

 Colorado -- 3.0%
   Colorado Health Facilities Authority RB
      (Sisters of Charity Health Care System)
      (Toronto Dominion LOC)
         3.45%  4/7/97(c)                  A-1+     VMIG-1      4,300      4,300,000
   Colorado State General Fund TAN
         4.50%  6/27/97(b)                 SP-1+    MIG-1      15,000     15,023,285
                                                                        ------------
                                                                          19,323,285
                                                                        ------------

 Georgia -- 11.2%
   Burke County PCR (Oglethorpe Power
      Company) (AMBAC Insurance)
         3.60%  12/1/97(b)                --        --          6,000      6,000,000
   Clayton County Housing Authority,
      Multi-Family Housing Refunding RB
      (Chateau Forest Apartments Project)
      (FGIC Insurance)
         3.40%  4/7/97(c)                  A-1+     VMIG-1     10,300     10,300,000
   Cobb County Housing Authority,
      Multi-Family Housing RB
      (Mill Bridge Project) (FNMA LOC)
         3.45%  4/7/97(c)                  A-1+    --          12,450     12,450,000
   Cobb County Housing Authority RB
      (Post Bridge Project), Series 1995
      (FNMA LOC)
         3.45%  4/7/97(c)                  A-1+    --          12,380     12,380,000
   Dekalb County Housing Authority,
      Multi-Family Housing (Post Ashford
      Project) (FNMA LOC)
         3.45%  4/7/97(c)                  A-1+    --           7,895      7,895,000
   Georgia Municipal Association Pooled
      Bonds (MBIA Insurance)
         3.40%  4/7/97(c)                  A-1+     VMIG-1      5,600      5,600,000

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                                Rating(a)
                                            ---------------      Par
TAX-FREE SERIES (continued)                 S&P     Moody's     (000)      Value
------------------------------------------------------------------------------------
 Georgia (continued)
   Roswell Housing Authority, Multi-Family
      Housing RB (Post Canyon Project)
      (FNMA LOC)
         3.45%  4/7/97(c)                  A-1+    --         $ 5,500    $ 5,500,000
   Smyrna Housing Authority RB
      (Post Valley Project), Series 1995
      (FNMA LOC)
         3.45%  4/7/97(c)                  A-1+    --          12,600     12,600,000
                                                                        ------------
                                                                          72,725,000
                                                                        ------------

 Idaho -- 2.6%
   Idaho State TAN
         4.50%  6/30/97(b)                 SP-1+    MIG-1      17,000     17,024,193
                                                                        ------------

 Illinois -- 13.2%

   Illinois Development Finance Authority
      PCR (Commonwealth Edison Co.
      Project), Series 94C (ABN-Amro Bank
      N.V. LOC)
         3.45%  4/7/97(c)                  A-1+     P-1         7,700      7,700,000
   Illinois Development Finance Authority
      RB (Chicago Symphony Orchestra
      Project) (Northern Trust LOC)
         3.50%  4/7/97(c)                  A-1      VMIG-1     11,300     11,300,000
   Illinois Education Facilities Authority
      Adjustable Demand RB (John F.
      Kennedy Health Care Foundation)
      (Harris Trust & Savings Bank LOC)
         3.50%  5/14/97(b)                 A-1+      --         12,800    12,800,000
   Illinois Education Facilities Authority,
      Commercial Paper Notes Pooled
      Finance (Northern Trust LOC)
         3.55%  8/14/97(b)                 A-1+     VMIG-1      7,000      7,000,000
   Illinois Health Facilities Authority
      (Evanston Hospital Corp.),
      Series 1996
         3.95%  8/15/97(b)                 A-1+     VMIG-1      5,000      5,000,000
   Illinois Health Facilities Authority
      (Gottlieb Health Resource, Inc.)
      (Harris Trust & Savings Bank LOC)
         3.50%  4/7/97(c)                 --        VMIG-1     10,600     10,600,000

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1997

                                                Rating(a)
                                            ---------------      Par
TAX-FREE SERIES (continued)                 S&P     Moody's     (000)      Value
------------------------------------------------------------------------------------
 Illinois (continued)
   Illinois Health Facilities Authority,
      Variable Rate Adjustable Demand RB
      (Evanston Hospital Corp.)
         3.85%  10/15/97(b)                A-1+     VMIG-1    $10,000    $10,000,000
   Illinois Health Facilities Authority,
      Variable Rate Adjustable Demand RB
      (Evanston Hospital Corp.)
         3.85%  10/15/97(b)                A-1+     VMIG-1      3,000      3,000,000
   Illinois Health Facilities Authority,
      Variable Rate Demand RB, Revolving
      Fund Pooled Financing Program
      (The University of Chicago Project)
         3.55%  7/2/97(b)                  A-1+     VMIG-1     16,400     16,400,000
   Illinois State Toll Highway Authority,
      Toll Highway Priority, Series B
      (Societe Generale LOC)
         3.35%  4/7/97(c)                  A-1+     VMIG-1      1,400      1,400,000
                                                                        ------------
                                                                          85,200,000
                                                                        ------------

 Indiana -- 3.6%
   Evansville Hospital Authority, Hospital
      Revenue (Daughters of Charity,
      St. Mary's Medical Center)
         3.45%  4/7/97(c)                  A-1+     VMIG-1      7,800      7,800,000
   Petersburg PCR (Indianapolis Power &
      Light Co.) (AMBAC Insurance)
         3.45%  4/7/97(c)                  --       VMIG-1      4,100      4,100,000
   Petersburg PCR Refunding RB
      (Indianapolis Power & Light Co.)
         3.50%  5/8/97(b)                  A-1+     VMIG-1      7,500      7,500,000
   Purdue University, Trustees of
      Student Fee Bonds
         3.45%  4/7/97(c)                  A-1+     VMIG-1      3,600      3,600,000
                                                                        ------------
                                                                          23,000,000
                                                                        ------------

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                                Rating(a)
                                            ---------------      Par
TAX-FREE SERIES (continued)                 S&P     Moody's     (000)      Value
------------------------------------------------------------------------------------
Iowa -- 1.0%
   Iowa Finance Authority Health Care
      Facility RB (Catholic Health Corp.-A)
      (Toronto Dominion LOC)
         3.35%  4/7/97(c)                  A-1+     --        $ 4,100    $ 4,100,000
   Iowa Finance Authority Small Business
      Development RB, Multi-Family
      Housing Associates (Rabo Bank
      Nederland LOC)
         3.15%  4/7/97(c)                 --        VMIG-1      2,300      2,300,000
                                                                        ------------
                                                                           6,400,000
                                                                        ------------

 Louisiana -- 5.0%
   East Baton Rouge Parish (Georgia-Pacific
      Corp.) PCR (Toronto Dominion LOC)
         3.45%  4/7/97(c)                  P-1      --          2,700      2,700,000
   Louisiana Public Facilities Authority
      College and Equipment, Series A
      (Societe Generale LOC)
         3.40%  4/7/97(c)                  A-1+      VMIG-1    10,400     10,400,000

   Plaquemines Port, Harbor and Terminal
      District, Marine Terminal Facilities
      Refunding RB (Junior) (Electro-Coal
      Transfer Corporation Project)
         3.45%  6/18/97(b)                 P-1      --          7,000      7,000,000
   Plaquemines Port, Harbor and Terminal
      District, Marine Terminal Facilities
      Refunding RB (Electro-Coal Transfer
      Corporation Project)
         3.45%  6/18/97(b)                 P-1      --          6,325      6,325,000
   St. Charles Parish PCR (Shell Oil
      Company Project)
         3.35%  4/7/97(c)                  A-1+      P-1        6,050      6,050,000
                                                                        ------------
                                                                          32,475,000
                                                                        ------------

 Maryland -- 7.5%
   Howard County Consolidated
      Public Improvement TECP BAN
         3.40%  4/24/97(b)                 A-1+     P-1        28,200     28,200,000
   Maryland Health & Higher Education
      Facility Authority (Daughters of
      Charity, National Health System)
         3.45%  4/7/97(c)                  A-1+     VMIG-1      5,200      5,200,000

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1997

                                                Rating(a)
                                            ---------------      Par
TAX-FREE SERIES (continued)                 S&P     Moody's     (000)      Value
------------------------------------------------------------------------------------
 Maryland (continued)
   Maryland Health & Higher Education
      Facility Authority (Daughters of
      Charity, National Health System)
         3.45%  4/7/97(c)                  --       VMIG-1    $10,800    $10,800,000
   Washington Suburban Sanitary District,
      Montgomery, Prince George's
      Counties GO BAN
         3.40%  4/7/97(c)                  A-1+     VMIG-1      4,300      4,300,000
                                                                        ------------
                                                                          48,500,000
                                                                        ------------

 Michigan -- 1.7%
   Grand Rapids Water Supply
      (Societe Generale LOC)
         3.30%  4/7/97(c)                  --       VMIG-1      3,000      3,000,000
   Michigan State Job Development
      Authority Revenue (Gordon Food
      Service Project) (Rabo Bank
      Nederland LOC)
         3.40%  4/7/97(c)                 --        VMIG-1      7,790      7,790,000
                                                                        ------------
                                                                          10,790,000
                                                                        ------------

 Minnesota -- 2.4%
   Becker PCR RB (Junior) (Northern
      States Power-Sherbourne Generating
      Station Unit 3 Project)
         3.55%  5/1/97(b)                  A-1+     P-1         3,000      3,000,000
   Duluth Tax Increment RB
      (Lake Superior Paper Industries
      Project) (National Australia LOC)
         3.45%  4/7/97(c)                  A-1+     VMIG-1      8,700      8,700,000
   Minnesota State RAN
      (AMBAC Insurance)
         5.00%  6/30/97(b)                 AAA      Aaa         4,000      4,014,245
                                                                        ------------
                                                                          15,714,245
                                                                        ------------

 Missouri -- 5.3%
   Missouri Health and Educational Facilities
      Authority, Christian Health Services,
      Series A (Morgan Guaranty LOC)
         3.30%  4/7/97(c)                  A-1+    --           4,000      4,000,000
   Missouri Health and Educational Facilities
      Authority, Health Facility RB
      (Sisters of Mercy)
         3.45%  4/7/97(c)                  A-1+     VMIG-1      8,000      8,000,000

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                                Rating(a)
                                            ---------------      Par
TAX-FREE SERIES (continued)                 S&P     Moody's     (000)      Value
------------------------------------------------------------------------------------
 Missouri (continued)
   Missouri Health and Educational Facilities
      Authority RB (SSM Health Care
      Obligated Group) (Morgan
      Guaranty LOC)
         3.55%  5/1/97(b)                  --       VMIG-1    $ 1,700    $ 1,700,000
   Missouri Health and Educational Facilities
      Authority (Sisters of Mercy)
         3.45%  4/7/97(c)                  A-1+     VMIG-1      7,000      7,000,000
   Missouri Health and Educational Facilities
      Authority (Washington University),
      Series 1984
         3.45%  4/7/97(c)                  A-1+     VMIG-1     13,300     13,300,000
                                                                        ------------
                                                                          34,000,000
                                                                        ------------

 New Jersey -- 1.9%
   Economic Development Authority
      PCR Refunding RB (Public
      Service Electric & Gas Co. Project)
      (Swiss Bank LOC)
         3.10%  4/7/97(c)                  A-1+     VMIG-1      3,300      3,300,000
   Gloucester County PCR Refunding RB
      (Mobil Oil Refining Corporation
      Project)
         3.10%  4/7/97(c)                  A-1+     VMIG-1        600        600,000
   Mercer County Improvement Pooled
      Government Loan Program (Credit
      Suisse LOC)
         3.15%  4/7/97(c)                  A-1+     VMIG-1      1,600      1,600,000
   Salem County Industrial PCR Floating
      Rate Bond (E.I. duPont de Nemours
      and Company Project)
         3.55%  4/7/97(c)                  A-1+     VMIG-1      6,500      6,500,000
                                                                        ------------
                                                                          12,000,000
                                                                        ------------

 New York -- 2.4%
   New York Local Government Assistance
      Variable Rate Bonds (Toronto
      Dominion LOC)
         3.35%  4/7/97(c)                  A-1+     VMIG-1     15,100     15,100,000
   Triborough Bridge and Tunnel Authority
      (FGIC Insurance)
         3.45%  4/7/97(c)                  A-1+     VMIG-1        600        600,000
                                                                        ------------
                                                                          15,700,000
                                                                        ------------

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1997

                                                Rating(a)
                                            ---------------      Par
TAX-FREE SERIES (continued)                 S&P     Moody's     (000)      Value
------------------------------------------------------------------------------------
 North Carolina -- 0.5%
   North Carolina Education Facility
      Agency (Duke University)
         3.35%  4/7/97(c)                  A-1+     VMIG-1    $ 3,200    $ 3,200,000
                                                                        ------------

 Ohio -- 0.3%

Clermont County Health Facilities
Authority RB (Mercy Health System
Project) (Credit Suisse LOC)
   3.45%  4/7/97(c)                       --        VMIG-1      2,000      2,000,000
                                                                        ------------

 Oklahoma -- 2.0%
   Oklahoma Industries Authority Hospital
      RB (St. Anthony Parking Garage B)
      (Morgan Guaranty LOC)
         3.60%  6/2/97(b)                  --       VMIG-1      2,365      2,365,000
   Oklahoma Industries Authority Medical
      Practice Facility RB (SSM Health Care
      Obligated Group) (St. Anthony
      Physicians Building Project)
      (Morgan Guaranty LOC)
         3.60%  6/2/97(b)                 --        VMIG-1      5,560      5,560,000
   Oklahoma Water Resources Board State
      Loan Program RB (Swiss Bank LOC)
         3.50%  9/2/97(b)                  A-1+     --          5,000      5,000,000
                                                                        ------------
                                                                          12,925,000
                                                                        ------------

 Pennsylvania -- 3.7%
   Beaver County IDA PCR Refunding RB
      (Atlantic Richfield Company Project)
         3.45%  4/7/97(c)                  A-1      P-1        12,000     12,000,000
   Delaware County IDA Variable Rate
      Demand Solid Waste Revenue
      (Scott Paper Company)
         3.45%  4/7/97(c)                  A-1+     P-1         7,000      7,000,000
   Pennsylvania State TAN
         4.50%  6/30/97(b)                 SP-1+    MIG-1       5,000      5,008,965
                                                                        ------------
                                                                          24,008,965
                                                                        ------------

 Puerto Rico -- 0.2%
   Puerto Rico Government Development
      Bank Adjustable Refunding Bonds
      (Credit Suisse LOC)
         3.10%  4/7/97(c)                  A-1+     VMIG-1      1,600      1,600,000
                                                                        ------------

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                                Rating(a)
                                            ---------------      Par
TAX-FREE SERIES (continued)                 S&P     Moody's     (000)      Value
------------------------------------------------------------------------------------
   Tennessee -- 2.6%
   Metropolitan Nashville Airport Authority,
      Airport Improvement Refunding RB
      (Societe Generale LOC)
         3.45%  4/7/97(c)                  A-1+     VMIG-1    $11,900    $11,900,000
   Tennessee GO BAN
         3.45%  4/7/97(c)                  A-1+     P-1         5,000      5,000,000
                                                                        ------------
                                                                          16,900,000
                                                                        ------------

 Texas -- 17.8%

   Austin Combined Utility Systems TECP
      (Morgan Guaranty LOC)
         3.55%  8/14/97(b)                 A-1+    P-1          8,551      8,551,000
   Board of Regents, Texas A & M
      University System
         3.50%  5/1/97(b)                  A-1+     P-1         7,000      7,000,000
   Dallas Area Rapid Transit Sales Tax
      Revenue, Commercial Paper Notes
      (Swiss Bank LOC)
         3.55%  5/12/97(b)                 A-1+     P-1        10,000     10,000,000
   Dallas Area Rapid Transit Sales Tax
      RB (Credit Suisse LOC)
         3.50%  5/9/97(b)                  A-1+     P-1        12,500     12,500,000
   Gulf Coast Waste Disposal Authority
      PCR (Exxon)
         3.80%  4/1/97(c)                  A-1+     VMIG-1        200        200,000
   Harris County Health Facilities
      Development Hospital RB (San Jacinto
      Methodist Hospital Project) (Morgan
      Guaranty LOC)
         3.55%  6/2/97(b)                 --         VMIG-1    10,750     10,750,000
   Harris County Toll Road Unlimited Tax
      and Subordinate Lien Revenue,
      Adjustable Fixed-Rate Bonds, Series B
         3.30%  4/7/97(c)                  A-1+     VMIG-1     12,000     12,000,000
   Harris County Toll Road Unlimited Tax
      and Subordinate Lien Revenue,
      Adjustable Fixed-Rate Bonds, Series F
         3.30%  4/7/97(c)                  A-1+     VMIG-1      4,400      4,400,000
   Harris County Toll Road Unlimited Tax
      and Subordinate Lien Revenue,
      Adjustable Fixed-Rate Bonds, Series G
         3.40%  4/7/97(c)                  A-1+     VMIG-1        900        900,000

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1997

                                                Rating(a)
                                            ---------------      Par
TAX-FREE SERIES (continued)                 S&P     Moody's     (000)      Value
------------------------------------------------------------------------------------
 Texas (continued)
   Harris County Toll Road Unlimited Tax
      and Subordinate Lien Revenue,
      Adjustable Fixed-Rate Bonds, Series H
         3.40%  4/7/97(c)                  A-1+     VMIG-1    $ 3,800   $  3,800,000
   Hockley County Industrial Development
      Corp. (Amoco Company Project)
         3.60%  5/1/97(b)                  A-1+     P-1         8,000      8,000,000
   Houston GO, Series B TECP
         3.45%  6/17/97(b)                 A-1+     P-1         5,000      5,000,000
   Lower Colorado River Authority TECP
         3.25%  4/8/97(b)                  A-1+     P-1        13,400     13,400,000
   Lower Neches Valley Authority
      (Chevron Inc.)
         3.50%  8/15/97(b)                 A-1+     --          4,500      4,500,000
   State of Texas TRAN
         4.75%  8/29/97(b)                 SP-1+    MIG-1       5,000      5,015,490
   Texas Higher Education Authority
      Facilities Revenue, Series 85B
      (FGIC Insurance)
         3.40%  4/7/97(c)                  A-1+     VMIG-1      4,100      4,100,000
   Yoakum County Industrial Development
      Adjustable Rate PCR RB (Amoco
      Company Project)
         3.60%  5/1/97(b)                  A-1+     VMIG-1      5,265      5,265,000
                                                                        ------------
                                                                         115,381,490
                                                                        ------------

 Utah -- 4.4%
   Intermountain Power Agency, Power
      Supply RB (Morgan Guaranty LOC)
         3.93%  6/16/97(b)                 --       --          7,500      7,500,000
   Intermountain Power Agency Variable
      Rate, Power Supply Refunding RB
      (Swiss Bank LOC)
         3.50%  5/1/97(b)                   A-1+    VMIG-1     13,000     13,000,000
   Salt Lake City Flexible Rate RB (Pooled
      Hospital Financing Program)
         3.45%  4/7/97(c)                   A-1+    VMIG-1      8,000      8,000,000
                                                                        ------------
                                                                          28,500,000
                                                                        ------------

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                                Rating(a)
                                            ---------------      Par
TAX-FREE SERIES (continued)                 S&P     Moody's     (000)      Value
------------------------------------------------------------------------------------
 Washington -- 3.6%
   Chelan County Public Utility, District
      No.1 (Chelan Hydro Consolidated
      System) Series 1995A DN (Credit
      Suisse LOC)
         3.30%  4/7/97(c)                   A-1+    VMIG-1    $ 3,475    $ 3,475,000
   King County Sewer Revenue Notes,
      Series A
         3.50%  8/20/97(b)                  A-1      P-1       10,000     10,000,000
   King County Sewer Revenue Notes,
      Series A
         3.25%  4/29/97(b)                  A-1      P-1       10,000     10,000,000
                                                                        ------------
                                                                          23,475,000
                                                                        ------------

 Wisconsin -- 1.5%
   Pleasant Prairie Village PCR Refunding
      RB (Wisconsin Electric Power
      Company Project)
         3.50%  4/7/97(c)                  A-1+      P-1       10,000     10,000,000
                                                                        ------------

TOTAL INVESTMENTS - 99.5%                                               $644,042,178(d)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.5%                          3,169,847
                                                                        ------------

NET ASSETS - 100.0%                                                     $647,212,025
                                                                        ============

Net Asset Value, Offering and
  Redemption Price Per Share
   ($647,212,025/647,283,274 shares outstanding)                               $1.00
                                                                               =====

---------
(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") are not covered by the Independent Accountant's Report.
(b) Security has an outstanding call, mandatory put or optional put by the issuer. Par value and maturity date reflect such call or put.
(c) Demand security; payable upon demand by the Fund with usually no more than seven (7) calendar days' notice. Interest rates are redetermined periodically. Rates shown are those in effect on March 31, 1997.
(d) Aggregate cost for financial reporting and federal tax purposes.


                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1997


TAX-FREE SERIES (concluded)
--------------------------------------------------------------------------------
INVESTMENT ABBREVIATIONS:
   BAN     Bond Anticipation Notes
   GO      General Obligation Bonds
   IDA     Industrial Development Authority
   IDR     Industrial Development Revenue Bonds
   LOC     Letter of Credit
   PCR     Pollution Control Revenue Bonds
   RAN     Revenue Anticipation Notes
   RB      Revenue Bonds
   TAN     Tax Anticipation Notes
   TECP    Tax-Exempt Commercial Paper
   TRAN    Tax Revenue Anticipation Notes

INSURANCE ABBREVIATIONS:
   AMBAC   AMBAC Indemnity Corp.
   FGIC    Financial Guaranty Insurance Corporation
   MBIA    Municipal Bond Investors Assurance

MOODY'S MUNICIPAL BOND RATINGS:
   Aaa     Bonds that are judged to be of the best quality.
   Aa Bonds that are judged to be of high quality by all standards. Issues are sometimes rated with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
   MIG-1   Notes bearing this designation are of the best quality.
   VMIG-1 Variable rate demand obligations bearing this designation are of the best quality.
   P-1     Commercial  paper bearing this  designation is of the best quality.

S&P MUNICIPAL BOND RATINGS:
   AAA     Obligations that are of the highest quality.
   AA Obligations that have the second strongest capacity for payment of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
   SP-1 Notes that have a strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are assigned a plus (+) designation.
   A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

        A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.


                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Operations
For the year ended March 31, 1997

                                           Prime         Treasury        Tax-Free
                                          Series          Series          Series
------------------------------------------------------------------------------------
Investment Income: (Note 1)
   Interest income                      $150,388,078     $37,344,014     $20,589,946
                                        ------------     -----------     -----------
Expenses:
   Distribution fee (Note 2)               7,395,916       1,681,441       1,479,581
   Investment advisory fee (Note 2)        7,394,936       1,780,708       1,630,384
   Transfer agent fee                      1,686,323         242,470         163,383
   Custodian fee                             301,072         144,081          72,228
   Accounting fee (Note 2)                   157,854         126,264          63,954
   Directors' fees                           166,782          26,750          48,000
   Registration fees                         312,763          52,125          85,000
   Legal fees                                 48,809          23,887          20,000
   Audit fee                                  34,485          11,251          13,415
   Printing & postage fees                   214,446         134,757          78,250
   Other expenses                            115,181          50,494          29,744
                                        ------------     -----------     -----------
            Total expenses                17,828,567       4,274,228       3,683,939
         Less: Fees waived (Note 2)         (120,055)             --              --
                                        ------------     -----------     -----------
              Net expenses                17,708,512       4,274,228       3,683,939
                                        ------------     -----------     -----------
Net investment income                    132,679,566      33,069,786      16,906,007
                                        ------------     -----------     -----------
Net realized gain from security
   transactions                               13,047           1,180          15,016
                                        ------------     -----------     -----------
Net increase in net assets resulting
   from operations                      $132,692,613     $33,070,966     $16,921,023
                                        ============     ===========     ===========

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                March 31, 1997


                                                             PRIME SERIES
-----------------------------------------------------------------------------------
                                                      Year Ended       Year Ended
                                                       March 31,        March 31,
                                                         1997             1996
                                                      -----------      -----------
Increase/(Decrease) in Net Assets
Operations:
   Net investment income                             $ 132,679,566   $  107,454,378
   Net realized gain/(loss) on sales of
     investments                                            13,047           (6,050)
                                                    --------------   --------------
   Net increase in net assets resulting
     from operations                                   132,692,613      107,448,328

Distributions to Shareholders From:
   Net investment income:
     Alex. Brown Cash Reserve Prime, Treasury
       and Tax-Free Shares, respectively              (119,826,842)     (99,181,255)
     Alex. Brown Cash Reserve
       Institutional Shares                             (4,256,297)      (1,334,079)
     Flag Investors Class A Shares                        (295,562)        (402,702)
     Flag Investors Class B Shares                          (1,260)            (300)
     Quality Cash Reserve Prime Shares                  (8,299,605)      (6,536,042)
                                                    --------------   --------------
     Total distributions                              (132,679,566)    (107,454,378)

Capital Share Transactions, net - (Note 3)             264,670,792    1,016,482,516
                                                    --------------   --------------
   Total increase in net assets                        264,683,839    1,016,476,466
Net Assets:
   Beginning of year                                 2,602,779,775    1,586,303,309
                                                    --------------   --------------
   End of year                                      $2,867,463,614   $2,602,779,775
                                                    ==============   ==============

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Changes in Net Assets (continued)

                                                             TREASURY SERIES                           TAX-FREE SERIES
--------------------------------------------------------------------------------------------------------------------------------
                                                      Year Ended           Year Ended           Year Ended          Year Ended
                                                       March 31,            March 31,            March 31,           March 31,
                                                         1997                 1996                 1997                1996
                                                       -----------         -----------           -----------        ------------
Increase/(Decrease) in Net Assets
Operations:
   Net investment income                               $ 33,069,786         $ 32,463,791         $ 16,906,007        $ 17,012,671
   Net realized gain/(loss) on sales of
     investments                                              1,180               51,785               15,016               4,419
                                                       ------------         ------------         ------------        ------------
   Net increase in net assets resulting                  33,070,966           32,515,576           16,921,023          17,017,090
     from operations

Distributions to Shareholders From:
   Net investment income:
     Alex. Brown Cash Reserve Prime, Treasury           (30,533,284)         (30,565,630)         (16,906,007)        (17,012,671)
       and Tax-Free Shares, respectively
     Alex. Brown Cash Reserve                            (2,536,502)          (1,898,161)                  --                  --
       Institutional Shares                                      --                   --                   --                  --
     Flag Investors Class A Shares                               --                   --                   --                  --
     Flag Investors Class B Shares                               --                   --                   --                  --
     Quality Cash Reserve Prime Shares                 ------------         ------------         ------------        ------------
                                                        (33,069,786)         (32,463,791)         (16,906,007)        (17,012,671)
     Total distributions
                                                         21,015,478          192,365,923           75,690,009          96,118,352
Capital Share Transactions, net - (Note 3)             ------------         ------------         ------------        ------------
                                                         21,016,658          192,417,708           75,705,025          96,122,771
   Total increase in net assets
Net Assets:                                             718,636,915          526,219,207          571,507,000         475,384,229
   Beginning of year                                   ------------         ------------         ------------        ------------
                                                       $739,653,573         $718,636,915         $647,212,025        $571,507,000
   End of year                                         ============         ============         ============        ============

======                See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

ALEX. BROWN CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
                                                          Year ended
                                                           March 31,
                                                          ----------
                                                             1997


Per Share Operating Performance:
   Net asset value at beginning of year               $         1.00
                                                      --------------
Income from Investment Operations:
   Net investment income                                      0.0478
Less Distributions:
   Dividends from net investment income                      (0.0478)
                                                      --------------
   Net asset value at end of year                     $         1.00
                                                      ==============
Total Return:
   Based on net asset value per share                           4.88%
Ratios to Average Daily Net Assets:
   Expenses                                                     0.63%
   Net investment income                                        4.78%

Supplemental Data:
   Net assets at end of year                          $2,545,532,365
   Number of shares outstanding at end of year         2,545,523,885

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


ALEX. BROWN CASH RESERVE PRIME SHARES (continued)
--------------------------------------------------------------------------------

                                                                               Year ended March 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                      1996                   1995                1994                   1993
Per Share Operating Performance:
   Net asset value at beginning of year         $         1.00        $         1.00       $         1.00        $         1.00
                                                --------------        --------------       --------------        --------------
Income from Investment Operations:                      0.0524                0.0442               0.0262                0.0295
   Net investment income
Less Distributions:                                    (0.0524)              (0.0442)             (0.0262)              (0.0295)
   Dividends from net investment income         --------------        --------------       --------------        --------------
                                                $         1.00        $         1.00       $         1.00        $         1.00
   Net asset value at end of year               ==============        ==============       ==============        ==============

Total Return:
   Based on net asset value per share                     5.36%                 4.51%                2.65%                 2.99%
Ratios to Average Daily Net Assets:
   Expenses                                               0.60%                 0.61%                0.62%                 0.63%
   Net investment income                                  5.21%                 4.46%                2.62%                 2.95%

Supplemental Data:
   Net assets at end of year                    $2,386,681,216        $1,472,079,739       $1,350,334,979        $1,470,711,552
   Number of shares outstanding at end of year   2,386,684,392         1,472,077,488        1,350,332,916         1,470,709,489


                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A
--------------------------------------------------------------------------------
                                                            Year ended
                                                             March 31,
                                                            ----------
                                                               1997

Per Share Operating Performance:
   Net asset value at beginning of year                    $     1.00
                                                           ----------
Income from Investment Operations:
   Net investment income                                       0.0478
Less Distributions:
   Dividends from net investment income                       (0.0478)
                                                           ----------
   Net asset value at end of year                          $     1.00
                                                           ==========

Total Return:
   Based on net asset value per share                            4.88%
Ratios to Average Daily Net Assets:
   Expenses                                                      0.63%
   Net investment income                                         4.78%
Supplemental Data:
   Net assets at end of year                               $6,521,574
   Number of shares outstanding at end of year              6,521,310

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A (continued)
--------------------------------------------------------------------------------

                                                                       Year ended March 31,
-----------------------------------------------------------------------------------------------------------------------
                                                  1996               1995                 1994                 1993
Per Share Operating Performance:
   Net asset value at beginning of year       $     1.00          $     1.00           $      1.00          $      1.00
                                              ----------          ----------           -----------          -----------
Income from Investment Operations:                0.0524              0.0442                0.0262               0.0295
   Net investment income
Less Distributions:                              (0.0524)            (0.0442)              (0.0262)             (0.0295)
   Dividends from net investment income       ----------          ----------           -----------          -----------
                                              $     1.00          $     1.00           $      1.00          $      1.00
   Net asset value at end of year             ==========          ==========           ===========          ===========


Total Return:                                       5.36%               4.51%                 2.65%                2.99%
   Based on net asset value per share
Ratios to Average Daily Net Assets:                 0.60%               0.61%                 0.62%                0.63%
   Expenses                                         5.25%               4.26%                 2.62%                2.95%
   Net investment income
Supplemental Data:                            $5,976,831          $7,726,696           $18,116,648          $10,392,282
   Net assets at end of year                   5,976,824           7,726,698            18,116,633           10,392,267
   Number of shares outstanding at end of year

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B
--------------------------------------------------------------------------------
                                                                 Year ended
                                                                  March 31,
                                                                  ----------
                                                                     1997
Per Share Operating Performance:
   Net asset value at beginning of period                         $   1.00
                                                                  --------
Income from Investment Operations:
   Net investment income                                            0.0414
Less Distributions:
   Dividends from net investment income                            (0.0414)
                                                                  --------
   Net asset value at end of period                               $   1.00
                                                                  ========

Total Return:
   Based on net asset value per share                                 4.22%
Ratios to Average Daily Net Assets:
   Expenses                                                           1.38%
   Net investment income                                              4.14%
Supplemental Data:
   Net assets at end of period                                    $227,098
   Number of shares outstanding at end of period                   227,098

---------
(1) Commencement of operations.
(2) Annualized.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B (continued)
--------------------------------------------------------------------------------
                                                 April 3, 1995(1)
                                                     through
                                                    March 31,
                                                ----------------
                                                      1996
Per Share Operating Performance:
   Net asset value at beginning of period            $  1.00
                                                     -------
Income from Investment Operations:                    0.0361
   Net investment income
Less Distributions:                                  (0.0361)
   Dividends from net investment income              -------
                                                     $  1.00
   Net asset value at end of period                  =======

                                                        3.69%(2)
Total Return:
Based on net asset value per share                      1.38%(2)
Ratios to Average Daily Net Assets:                     4.30%(2)
Expenses
Net investment income                                $10,200
Supplemental Data:                                    10,200
   Net assets at end of period
   Number of shares outstanding at end of period


                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

ALEX. BROWN CASH RESERVE PRIME INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                                   Year ended
                                                    March 31,
                                                   ----------
                                                       1997
Per Share Operating Performance:
   Net asset value at beginning of year               $   1.00
                                                      --------
Income from Investment Operations:
   Net investment income                                0.0503
Less Distributions:
   Dividends from net investment income                (0.0503)
                                                      --------
   Net asset value at end of year                     $   1.00
                                                      ========

Total Return:
   Based on net asset value per share                     5.15%
Ratios to Average Daily Net Assets:
   Expenses                                               0.38%
   Net investment income                                  5.04%
Supplemental Data:
   Net assets at end of year                      $117,812,047
   Number of shares outstanding at end of year     117,811,768

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


ALEX. BROWN CASH RESERVE PRIME INSTITUTIONAL SHARES (continued)
--------------------------------------------------------------------------------

                                                                           Year ended March 31,
------------------------------------------------------------------------------------------------------------------
                                                      1996              1995               1994            1993
Per Share Operating Performance:
   Net asset value at beginning of year          $      1.00        $      1.00         $      1.00    $      1.00
Income from Investment Operations:               -----------        -----------         -----------    -----------
   Net investment income                              0.0548             0.0472              0.0294         0.0327
Less Distributions:
   Dividends from net investment income              (0.0548)           (0.0472)            (0.0294)       (0.0327)
   Net asset value at end of year                -----------        -----------         -----------    -----------
                                                 $      1.00        $      1.00         $      1.00    $      1.00
                                                 ===========        ===========         ===========    ===========
Total Return:
   Based on net asset value per share                   5.62%              4.82%               2.98%          3.32%
Ratios to Average Daily Net Assets:
   Expenses                                             0.35%              0.36%               0.30%          0.31%
   Net investment income                                5.32%              4.57%               2.94%          3.24%
Supplemental Data:
   Net assets at end of year                     $53,699,315        $11,904,716         $23,437,449    $28,884,078
   Number of shares outstanding at end of year    53,699,535         11,904,663          23,437,512     28,884,132

                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                           Year ended
                                                            March 31,
                                                            ---------
                                                              1997
Per Share Operating Performance:
   Net asset value at beginning of year ..............      $       1.00
                                                            ------------
Income from Investment Operations:
   Net investment income .............................            0.0449
Less Distributions:
   Dividends from net investment income ..............           (0.0449)
                                                            ------------
   Net asset value at end of year ....................      $       1.00
                                                            ============
Total Return:
   Based on net asset value per share ................              4.59%
Ratios to Average Daily Net Assets:
   Expenses ..........................................              0.91%(1)
   Net investment income .............................              4.50%(2)

Supplemental Data:
   Net assets at end of year .........................      $197,370,530
   Number of shares outstanding at end of year .......       197,369,848

------------
(1) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.98% and 0.95% for the years ended March 31, 1997 and 1996, respectively.
(2) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.43% and 4.86% for the years ended March 31, 1997 and 1996, respectively.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------



QUALITY CASH RESERVE PRIME SHARES (continued)
--------------------------------------------------------------------------------

                                                                              Year ended March 31,
                                                      --------------------------------------------------------------------
                                                          1996               1995             1994              1993
Per Share Operating Performance:
   Net asset value at beginning of year .........     $       1.00       $      1.00      $      1.00      $       1.00
                                                      ------------       -----------      -----------      ------------
Income from Investment Operations:
   Net investment income ........................           0.0493            0.0402           0.0218            0.0253
Less Distributions:
   Dividends from net investment income .........          (0.0493)          (0.0402)         (0.0218)          (0.0253)
                                                      ------------       -----------      -----------      ------------
   Net asset value at end of year ...............     $       1.00       $      1.00      $      1.00      $       1.00
                                                      ============       ===========      ===========      ============
Total Return:
   Based on net asset value per share ...........             5.04%             4.09%            2.20%             2.53%
Ratios to Average Daily Net Assets:
   Expenses .....................................             0.90%(1)          0.96%            1.06%             1.04%
   Net investment income ........................             4.91%(2)          4.04%            2.18%             2.53%

Supplemental Data:
   Net assets at end of year ....................     $156,412,213       $94,592,158      $92,678,440      $101,321,868
   Number of shares outstanding at end of year...     $156,412,393       $94,591,979      $92,678,268      $101,321,668

                       See Notes to Financial Statements
                                                                              39

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

ALEX. BROWN CASH RESERVE TREASURY SHARES
--------------------------------------------------------------------------------
                                                       Year ended
                                                        March 31,
                                                      ------------
                                                          1997

Per Share Operating Performance:
   Net asset value at beginning of year .........     $       1.00
                                                      ------------
Income from Investment Operations:
   Net investment income ........................           0.0453
Less Distributions:
   Dividends from net investment income .........          (0.0453)
                                                      ------------
   Net asset value at end of year ...............     $       1.00
                                                      ============

Total Return:
   Based on net asset value per share ...........             4.63%
Ratios to Average Daily Net Assets:
   Expenses .....................................             0.61%
   Net investment income ........................             4.54%
Supplemental Data:
   Net assets at end of year ....................     $678,444,803
   Number of shares outstanding at end of year...      678,391,386


------------
(1) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.56% for each of the years ended March 31, 1995, 1994 and 1993, respectively.
(2) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.08%, 2.53% and 2.86% for the years ended March 31, 1995, 1994 and 1993, respectively.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------



ALEX. BROWN CASH RESERVE TREASURY SHARES (continued)
--------------------------------------------------------------------------------

                                                                          Year ended March 31,
------------------------------------------------------------------------------------------------------------------------
                                                     1996              1995                1994                1993
Per Share Operating Performance:
   Net asset value at beginning of year ......   $       1.00     $       1.00        $       1.00        $       1.00
                                                 ------------     ------------        ------------        ------------
Income from Investment Operations:
  Net investment income ......................         0.0494           0.0411              0.0255              0.0285
Less Distributions:
   Dividends from net investment income ......        (0.0494)         (0.0411)            (0.0255)            (0.0285)
                                                 ------------     ------------        ------------        ------------
   Net asset value at end of year ............   $       1.00     $       1.00        $       1.00        $       1.00
                                                 ============     ============        ============        ============

Total Return:
   Based on net asset value per share ........           5.05%            4.19%               2.58%               2.89%
Ratios to Average Daily Net Assets:
   Expenses ..................................           0.58%            0.55%(1)            0.54%(1)            0.55%(1)
   Net investment income .....................           4.94%            4.09%(2)            2.55%(2)            2.87%(2)
Supplemental Data:
   Net assets at end of year .................   $666,814,158     $512,167,212        $581,724,214        $618,175,839
   Number of shares outstanding at end of year    666,762,028      512,162,864         581,723,448         618,152,465


                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

ALEX. BROWN CASH RESERVE TREASURY INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                                  Year ended
                                                   March 31,
                                                 ------------
                                                     1997

Per Share Operating Performance:
   Net asset value at beginning of year ......   $      1.00
                                                 -----------
Income from Investment Operations:
   Net investment income .....................        0.0481
Less Distributions:
   Dividends from net investment income ......       (0.0481)
                                                 -----------
   Net asset value at end of year ............   $      1.00
                                                 ===========

Total Return:
   Based on net asset value per share ........          4.92%
Ratios to Average Daily Net Assets:
   Expenses ..................................          0.36%
   Net investment income .....................          4.81%
Supplemental Data:
   Net assets at end of year .................   $61,208,770
   Number of shares outstanding at end of year    61,199,345

------------
(1) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.31%, 0.29% and 0.27% for the years ended March 31, 1995, 1994 and 1993, respectively.
(2) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.14%, 2.80% and 3.15% for the years ended March 31, 1995, 1994 and 1993, respectively.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

ALEX. BROWN CASH RESERVE TREASURY INSTITUTIONAL SHARES (continued)
--------------------------------------------------------------------------------

                                                                          Year ended March 31,
                                                  --------------------------------------------------------------------
                                                     1996            1995               1994               1993
Per Share Operating Performance:
   Net asset value at beginning of year ......   $      1.00     $      1.00        $      1.00        $      1.00
                                                 -----------     -----------        -----------        -----------
Income from Investment Operations:
   Net investment income .....................        0.0523          0.0438             0.0282             0.0314
Less Distributions:
   Dividends from net investment income ......       (0.0523)        (0.0438)           (0.0282)           (0.0314)
                                                 -----------     -----------        -----------        -----------
   Net asset value at end of year ............   $      1.00     $      1.00        $      1.00        $      1.00
                                                 ===========     ===========        ===========        ===========
Total Return:
   Based on net asset value per share ........          5.36%           4.47%              2.86%              3.19%
Ratios to Average Daily Net Assets:
   Expenses ..................................          0.33%           0.30%(1)           0.27%(1)           0.26%(1)
   Net investment income .....................          5.12%           4.15%(2)           2.82%(2)           3.16%(2)
Supplemental Data:
   Net assets at end of year .................   $51,822,757     $14,051,995        $39,692,848        $60,146,987
   Number of shares outstanding at end of year    51,813,226      14,046,467         39,688,259         60,140,874


                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

ALEX. BROWN CASH RESERVE TAX-FREE SERIES
--------------------------------------------------------------------------------

                                                  Year ended
                                                   March 31,
                                                 -------------
                                                     1997

Per Share Operating Performance:
   Net asset value at beginning of year ......   $       1.00
                                                 ------------
Income from Investment Operations:
   Net investment income .....................         0.0286
Less Distributions:
   Dividends from net investment income ......        (0.0286)
                                                 ------------
   Net asset value at end of year ............   $       1.00
                                                 ============
Total Return:
   Based on net asset value per share ........           2.90%
Ratios to Average Daily Net Assets:
   Expenses ..................................           0.62%
   Net investment income .....................           2.86%
Supplemental Data:
   Net assets at end of year .................   $647,212,025
   Number of shares outstanding at end of year    647,283,274

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

ALEX. BROWN CASH RESERVE TAX-FREE SERIES (continued)
--------------------------------------------------------------------------------

                                                                       Year ended March 31,
                                                 ----------------------------------------------------------------
                                                     1996             1995             1994             1993
Per Share Operating Performance:
   Net asset value at beginning of year ......   $       1.00     $       1.00     $       1.00     $       1.00
                                                 ------------     ------------     ------------     ------------
Income from Investment Operations:
   Net investment income .....................         0.0318           0.0271           0.0184           0.0213

Less Distributions:
   Dividends from net investment income ......        (0.0318)         (0.0271)         (0.0184)         (0.0213)
                                                 ------------     ------------     ------------     ------------
   Net asset value at end of year ............   $       1.00     $       1.00     $       1.00     $       1.00
                                                 ============     ============     ============     ============
Total Return:
   Based on net asset value per share ........           3.23%            2.75%            1.86%            2.15%
Ratios to Average Daily Net Assets:
   Expenses ..................................           0.60%            0.57%            0.58%            0.60%
   Net investment income .....................           3.16%            2.74%            1.84%            2.13%
Supplemental Data:
   Net assets at end of year .................   $571,507,000     $475,384,229     $378,859,232     $315,661,447
   Number of shares outstanding at end of year    571,593,265      475,474,913      378,939,262      315,700,742


                       See Notes to Financial Statements.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1--Significant Accounting Policies

     Alex. Brown Cash Reserve Fund, Inc. ("the Fund") commenced operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end Investment Management Company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

     The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of five classes: Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). The Treasury Series consists of two classes: Alex. Brown Cash Reserve Treasury Shares ("Treasury Shares") and Alex. Brown Cash Reserve Treasury Institutional Shares ("Treasury Institutional Shares"). The Tax-Free Series consists of one class: Alex. Brown Cash Reserve Tax-Free Series ("Tax-Free Series"). Shareholders can vote only on issues that affect the share classes they own.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation--Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which approximates market value. Using this method, the Fund values a security at its cost when it is purchased. The Fund then assumes a constant amortization to maturity of any discount or premium.

     B. Repurchase Agreements--The Prime Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. Federal Income Taxes--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted ac-

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)


NOTE 1--concluded

          counting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

               The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.

               The Tax-Free Series and Prime Series each have a capital loss carryforward of $72,632 and $1,520, respectively, that may be carried forward to offset any capital gains if necessary. These capital loss carryforwards begin to expire in the years 2000 and 2005, respectively, if not used.

     D. Security Transactions, Investment Income and Distributions--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata amortization of premiums and accretion of discounts when appropriate. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

     E. Expenses--Operating expenses for each share class are charged to that class' operations. If a Fund expense cannot be directly attributed to a share class, the expense is prorated among the classes that the expense affects and is based on the classes' relative net assets.

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), a subsidiary of Alex. Brown Financial Corp., is the investment advisor for all series. Under the terms of the investment advisory agreement, the Fund pays ICC a fee. This fee is calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion, .23% of the next $1 billion and .22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of .02% of its average daily net assets. The Tax-Free Series also pays an additional fee that is calculated daily and paid monthly at the annual rate of .03% of its average daily net assets. Prior to August 23, 1995, the Fund paid ICC a different fee. This fee was calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .25% of the first $500 million, .21% of the next $500 million,
 .20% of the next $500  million  and .19% of the amount over $1.5  billion.

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)


NOTE 2--continued

     PNC Institutional Management Corporation ("PIMC") is the sub-advisor for the Tax-Free Series. As compensation for its subadvisory services, ICC pays PIMC a fee. This fee is calculated daily and paid monthly, at the following annual rates based upon the Tax-Free Series' aggregate average daily net assets: .15% of the first $250 million, .13% of the next $250 million, .11% of the next $250 million, .09% of the next $250 million, .075% of the next $3 billion and .06% of the amount over $4 billion. For the year ended March 31, 1997, ICC paid PIMC $665,664 for sub-advisory services for the Tax-Free Series.

     As compensation for its accounting services, the Prime Series and Treasury Series pay ICC an annual fee that is calculated daily and paid monthly from the two series' average daily net assets. The Prime Series paid $157,854 and the Treasury Series paid $126,264 to ICC for accounting services for the year ended March 31, 1997.

     As compensation for its accounting services, the Tax-Free Series pays PFPC Inc. ("PFPC"), an affiliate of PIMC, an annual fee that is calculated daily and paid monthly from its average daily net assets. The Tax-Free Series paid $63,954 to PFPC for accounting services for the year ended March 31, 1997.

     As compensation for its transfer agent services, the three series pay ICC a per account fee that is calculated and paid monthly. The Prime Series paid
$1,686,323, the Treasury Series paid $242,470 and the Tax-Free Series paid $163,383 to ICC for transfer agent services for the year ended March 31, 1997.

     As compensation for providing distribution services, the Prime Shares, Flag Investors Class A Shares, Treasury Shares and the Tax-Free Series pay Alex. Brown & Sons Incorporated ("Alex. Brown") an annual fee equal to 0.25% of these classes' average daily net assets. Alex. Brown was paid $6,275,671, $15,461, $1,681,411 and $1,479,581 for distribution services for the Prime Shares, Flag Investors Class AShares, Treasury Shares and Tax-Free Series, respectively. The Quality Cash Shares and Flag Investors Class B Shares also pay Alex. Brown an annual fee for distribution services. This fee is equal to .60% of the Quality Cash Shares' aggregate average daily net assets or $1,106,876 and 1.00% of the Flag Investors Class B Shares' aggregate average daily net assets or $307.

     ICC and Alex. Brown may voluntarily waive or reimburse a portion of their advisory or distribution fees for the Prime, Treasury and Tax-Free Series to preserve or enhance each series' performance. If ICC decides to waive part of its fee, PIMC will waive the same proportion of its fee for the same time periods. These voluntary waivers and reimbursements are not contractual and could change. Any reimbursements by ICC, Alex. Brown or PIMC are limited to the fees they actually received for the fiscal year. ICC and PIMC did not waive any advisory fees for the year ended March 31, 1997. Alex. Brown voluntarily waived distribution fees of $120,055 for the Quality Cash Shares for the year ended March 31, 1997.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the year ended March 31,

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE  2--concluded

1997 was $21,193 for the Prime Series, $5,903 for the Treasury Series and $20,585 for the Tax-Free Series. The accrued liability at March 31, 1997 was $178,614 for the Prime Series, $67,119 for the Treasury Series and $68,031 for the Tax-Free Series.

NOTE 3--Capital Stock and Share Information

     The Fund is authorized to issue up to 6.4 billion shares of $.001 par value capital stock (3.55 billion Prime Series, 1.5 billion Treasury Series, 1 billion Tax-Free Series and 350 million undesignated). Transactions in shares of the Fund were as follows:

                                           March 31, 1997     March 31, 1996
                                           --------------     --------------
Prime Series:
   Sold:
     Prime Shares .....................    22,263,288,298     19,439,463,533
     Flag Investors Class A Shares ....         9,331,912         12,118,053
     Flag Investors Class B Shares ....           328,144             24,535
     Prime Institutional Shares .......       912,825,877        213,159,539
     Quality Cash Shares ..............     1,001,597,821      1,285,040,597
   Issued as reinvestment of dividends:
     Prime Shares .....................       113,931,978         93,103,137
     Flag Investors Class A Shares ....           281,420            374,561
     Flag Investors Class B Shares ....             1,264               --
     Prime Institutional Shares .......         3,084,567            753,855
     Quality Cash Shares ..............         8,045,624          6,300,386
   Redeemed:
     Prime Shares .....................   (22,218,380,783)   (18,617,959,766)
     Flag Investors Class A Shares ....        (9,068,618)       (14,242,488)
     Flag Investors Class B Shares ....          (112,510)           (14,335)
     Prime Institutional Shares .......      (851,798,212)      (172,118,522)
     Quality Cash Shares ..............      (968,685,990)    (1,229,520,569)
                                          ---------------    ---------------
       Net increase ...................       264,670,792      1,016,482,516
                                          ===============    ===============
Treasury Series:
   Sold:
     Treasury Shares ..................     4,075,840,415      4,043,423,430
     Treasury Institutional Shares ....       458,391,680        396,793,576
   Issued as reinvestment of dividends:
     Treasury Shares ..................        29,377,891         28,890,267
     Treasury Institutional Shares ....         1,597,049            417,316
   Redeemed:
     Treasury Shares ..................    (4,093,588,948)    (3,917,714,533)
     Treasury Institutional Shares ....      (450,602,609)      (359,444,133)
                                           --------------     --------------
       Net increase ...................        21,015,478        192,365,923
                                           ==============     ==============
Tax-Free Series:
   Sold ...............................     5,222,168,283      4,817,984,787
   Issued as reinvestment of dividends         16,162,636         16,116,851
   Redeemed ...........................    (5,162,640,910)    (4,737,983,286)
                                           --------------     --------------
       Net increase ...................        75,690,009         96,118,352
                                           ==============     ==============

ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

NOTE 4--Net Assets

     On March 31, 1997, net assets consisted of:

                                       Prime         Treasury       Tax-Free
                                       Series         Series         Series
                                   --------------   ------------  ------------

Paid-in capital                    $2,867,456,646   $739,586,543  $647,284,657
Undistributed net realized
   gain/(loss) on sales of
   investments                              6,968         67,030       (72,632)
                                   --------------   ------------  ------------
                                   $2,867,463,614   $739,653,573  $647,212,025
                                   ==============   ============  ============

NOTE 5--Merger Agreement

     On April 6, 1997, Bankers Trust New York Corporation and Alex. Brown Incorporated announced that they had signed a definitive agreement to merge. The merger, which is expected to be completed by the fourth quarter of 1997, is subject to customary closing conditions, including certain regulatory and shareholder approvals.

--------------------------------------------------------------------------------
                        IMPORTANT INCOME TAX INFORMATION

                                 Tax-Free Series
                                 ---------------

One hundred percent of the dividends paid by the Tax-Free Series of Alex. Brown Cash Reserve Fund, Inc. for the fiscal year ended March 31, 1997 qualified as exempt-interest dividends for federal income tax purposes.

                                 Treasury Series
                                 ---------------

One hundred percent of the dividends paid by the Treasury Series of Alex. Brown Cash Reserve Fund, Inc. for the fiscal year ended March 31, 1997 were derived from interest on investments in direct obligations of the U.S. Treasury.

Currently, most states allow the percentage of dividend income attributable to federal obligations to be exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received are exempt from state income tax.
--------------------------------------------------------------------------------

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Alex. Brown Cash Reserve Fund, Inc.

     We have audited the accompanying statements of net assets of Alex. Brown Cash Reserve Fund, Inc. (consisting of the Prime, Treasury and Tax-Free Series) as of March 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 1993 were audited by other auditors whose report dated May 7, 1993, expressed an unqualified opinion thereon.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Series comprising the Alex. Brown Cash Reserve Fund, Inc. as of March 31, 1997, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
Philadelphia, Pennsylvania
May 2, 1997

Board of Directors
--------------------------------------------------------------------------------

                              CHARLES W. COLE, JR.
                                    Chairman

               JAMES J. CUNNANE             EUGENE J. McDONALD
                   Director                      Director

                RICHARD T. HALE              REBECCA W. RIMEL
                   Director                      Director

                JOHN F. KROEGER              TRUMAN T. SEMANS
                   Director                      Director

                 LOUIS E. LEVY              CARL W. VOGT, Esq.
                   Director                      Director



Officers
--------------------------------------------------------------------------------

     RICHARD T. HALE               PAUL D. CORBIN             JOSEPH A. FINELLI
        President                  Vice President                 Treasurer

   EDWARD J. VEILLEUX             MONICA M. HAUSNER          LAURIE D. COLLIDGE
Executive Vice President           Vice President            Assistant Secretary

M. ELLIOTT RANDOLPH, JR.           SCOTT J. LIOTTA
     Vice President         Vice President and Secretary


--------------------------------------------------------------------------------

            Distributor                                    Custodian
       ALEX. BROWN & SONS                               PNC BANK, N.A.
          INCORPORATED                             17th and Chestnut Streets
        One South Street                            Philadelphia, PA 19101
       Baltimore, MD 21202
         (410) 727-1700                                 Transfer Agent
                                               INVESTMENT COMPANY CAPITAL CORP.
       Investment Advisor                              One South Street
INVESTMENT COMPANY CAPITAL CORP.                      Baltimore, MD 21202
        One South Street                                (800) 553-8080
       Baltimore, MD 21202
                                                           Auditors
           Sub-Advisor                             COOPERS & LYBRAND L.L.P.
        (Tax-Free Series)                           2400 Eleven Penn Center
        PNC INSTITUTIONAL                           Philadelphia, PA 19103
     MANAGEMENT CORPORATION
      103 Bellevue Parkway
      Wilmington, DE 19809

--------------------------------------------------------------------------------

This report is prepared for the general information of shareholders of Alex. Brown Cash Reserve Fund, Inc. It may be distributed only to current shareholders or to persons who have received a current prospectus.

                               [ALEX. BROWN LOGO]
                                   ALEX. BROWN
                    AMERICA'S OLDEST INVESTMENT BANKING FIRM
                                ESTABLISHED 1800

                               BALTIMORE, MD 21202
                                One South Street
                                 (410) 727-1700

================================================================================

           ANNAPOLIS, MD 21403                       NEW YORK, NY 10104
    410 Severn Avenue, Suite 202-204            1290 Avenue of the Americas,
             (410) 268-4040                              10th Floor
                                                       (212) 237-2000
            ATLANTA, GA 30305
     One Piedmont Center, Suite 400                PHILADELPHIA, PA 19103
        3565 Piedmont Road, N.E.               1635 Market Street, 17th Floor
             (404) 261-1000                            (215) 563-2300

            BOSTON, MA 02110                         RICHMOND, VA 23219
     101 Federal Street, 15th Floor                   100 Shockoe Slip
             (617) 737-8181                            (804) 644-8000

            CHICAGO, IL 60606                      SAN FRANCISCO, CA 94111
       The USGBuilding, Suite 1900            101 California Street, 46th Floor
          222 West Adams Street                        (415) 544-2800
            (312) 424-6000
                                                     TOKYO 105, JAPAN
            DALLAS, TX 75201                     Shiroyama Jt. Mori Building
      200 Crescent Court, Suite 500                 12F, 4-3-1 Toranomon,
             (214) 740-7700                         Minato-Ku, Tokyo 105
                                                      011-813-5401-2270
           FISHKILL, NY 12524
    300 Westage Bus. Ctr., Suite 310                  TOWSON, MD 21204
             (914) 897-4900                  210 W. Pennsylvania Ave., Ste. 260
                                                       (410) 825-8600
       GENEVA, SWITZERLAND (1204)
       7, Rue du Rhone, 1st Floor                   WASHINGTON, DC 20005
           011-41-22-312-4000                    500 The Washington Building
                                                  1440 New York Ave., N.W.
           GREENWICH, CT 06830                         (202) 626-7000
           One Pickwick Plaza
             (203) 869-5555                       WEST PALM BEACH, FL 33401
                                                   The Esperante Building
         JACKSONVILLE, FL 32202                222 Lakeview Avenue, Suite 1200
   200 West Forsyth Street, Suite 1520                 (561) 832-4488
             (904) 355-0643
                                                    WILMINGTON, DE 19801
        LONDON, ENGLAND EC2N 2HE               1201 Market Street, Suite 1001
           Austin Friars House                         (302) 656-8111
      2-6 Austin Friars, 2nd Floor
           011-44-171-786-7410                     WINSTON-SALEM, NC 27101
                                              200 West Second Street, Suite 500
          LOS ANGELES, CA 90017                        (910) 724-6921
   601 South Figueroa St., Suite 3650
             (213) 892-0500

------------
Information may be obtained and shares may be purchased through any of the offices listed above.

ALEX. BROWN CASH RESERVE FUND, INC.                             ----------------
P.O. Box 1346                                                       BULK RATE
Baltimore, MD 21203                                               U.S. Postage
                                                                      PAID
                                                                  Richmond, VA
                                                                 Permit No. 930
                                                                ----------------

Quality
Cash Reserve
Prime Shares





Annual Report

March 31, 1997

   Fund Features
--------------------------------------------------------------------------------
o  Daily Dividends
   The Fund declares dividends daily and distributes them monthly in the form of additional shares.

o  Check Redemption Privilege
   After completing an authorization form, you may redeem your shares by writing a check (in a minimum amount of $250) on your account. You will continue to earn dividends until your check reaches the bank for clearance.

o  No Sales Charge and Immediate Liquidity
   You may buy or redeem shares in your account at any time. There is no sales charge or penalty imposed by the Fund for the purchase or redemption of shares.

o  Constant Net Asset Value
   The Fund will attempt to maintain a constant net asset value of $1.00 per share and has done so since its inception on May 6, 1991. However, there can be no assurance that the Fund will be able to maintain a net asset value of $1.00 per share. An investment in a money market fund is neither insured nor guaranteed by the U.S. government.

o  Minimum Investment
   The minimum initial investment is $1,500. Subsequent investments may be made in an amount of $100 or more.

o  Current Yield Information Available
   For current yield information, call (410) 895-5995.

   This report is prepared for the general information of shareholders of Quality Cash Reserve Prime Shares. It may be distributed only to current shareholders or to persons who have received a current prospectus.

Letter to Shareholders
--------------------------------------------------------------------------------

May 5, 1997
     We are pleased to report on the progress of your Fund for the fiscal year ended March 31, 1997.

YEAR IN REVIEW
     The Dow Jones Industrial Average climbed to 7000, and unemployment claims remained relatively low during the fiscal year. However, in the latter part of 1996 and the beginning of 1997, there was increasing concern that inflation and wage pressures would soon surface, forcing higher interest rates and eventually a downturn in the U.S. economy. After having taken "no action" for several meetings, the Federal Reserve Board decided at its March 25 meeting to increase the Fed Funds Rate 25 basis points (0.25%) to 5.50%. The increase initially precipitated a decline in the Dow Jones Industrial Average from its high of 7085.16 on March 11, 1997 to a low of 6391.69 on April 11, 1997. However, the market has begun to move back up since then as several companies have released better-than-expected earnings reports, indicating wage pressures have not yet affected the bottom line, and other economic indicators continue to show very little increase in inflationary pressures.
     The rate increase did help spur the yield on the 30-year bond to a high of almost 7.20% after it had been as low as 6.35% at the end of November 1996. The 3-month Treasury bill yield continued to trade in the 5.00% to 5.40% range for most of the Fund's fiscal year.


                             Historical Yield Chart
                      (For the year ended March 31, 1997)


                  [Graph appears here--see plot points below]


            Quality Cash Reserve
                Prime Shares

 3/31/96           4.5
 4/30/96           4.43
 5/31/96           4.45
 6/30/96           4.47
 7/31/96           4.51
 8/31/96           4.53
 9/30/96           4.53
10/31/96           4.55
11/30/96           4.54
12/31/96           4.52
 1/31/97           4.49
 2/28/97           4.45
 3/31/97           4.45

Letter to Shareholders (concluded)
--------------------------------------------------------------------------------

PORTFOLIO QUALITY
     In keeping with our conservative investment policies, the Fund has maintained a relatively short weighted average maturity as noted in the chart below.

--------------------------------------------------------------------------------
                            Weighted Average Maturity
                             (As of March 31, 1997)
--------------------------------------------------------------------------------
Quality Cash Reserve Prime Shares                                 45 days
First Tier Money Fund Average                                     57 days
--------------------------------------------------------------------------------
Source: IBC/Donoghue, Inc. "Money Fund Report," April 4, 1997.
The Money Fund Average is the average maturity of all funds in the category.

     In addition to conservative maturity management, Fund policy requires that the Fund invest only in the highest quality issues. Evidence of our insistence on high quality can be found in the Standard & Poor's (S&P) ratings of the portfolio of which Quality Cash Reserve Prime Shares is a class. The portfolio maintains a "AAAm" rating, the highest that S&P awards to money market funds.
     Our conservative approach can be seen in every aspect of portfolio construction. This includes unusually strict limits on exposure to any issue and a predominance of the very highest rated paper. We have always believed that a money fund is not a place to take chances or to speculate for additional yield.

MARKET OUTLOOK
     The last quarter of 1996 and the first quarter of 1997 saw an unusually strong economy. Going forward the primary questions will be: Will the economy subside to its optimum operating level, with strong company earnings, mild inflation and low unemployment? Or will the Federal Reserve Board have to raise interest rates to slow the economy, keep inflation in check and prevent the stock market from becoming too overvalued? If there is another hike, how high will it be and what will be the resulting outcome?
     Going forward the Federal Reserve Board will probably increase rates in the second or third quarter. While we consider additional rate increases likely, we believe that global competition, stable commodity prices, a rising dollar and relatively high real interest rates will preclude a "boom and bust" cycle.
     In negotiating these uncertain times, we believe that the conservative approach we apply to investing on behalf of the Fund will provide comfort to our shareholders as well as competitive yields.
     As always, we appreciate your continued support.

Sincerely,


/s/ Charles W. Cole, Jr.               /s/ Richard T. Hale
------------------------               -------------------
Charles W. Cole, Jr.                   Richard T. Hale
Chairman                               President

Chairman's Letter
--------------------------------------------------------------------------------

May 5, 1997
     The Fund is one of the oldest money market funds in the country. Two individuals who were present at the Fund's inception, had the vision to see its appeal and utility and helped preside over its growth retired at the end of 1996.
     W. James Price, Chairman of the Fund and Managing Director Emeritus of Alex. Brown & Sons, Inc., was the individual most responsible for the Fund's establishment and the formation of the conservative policies that have guided it ever since. His view (and ours) is that investors who regularly take risks in their debt and equity investments should have one safe haven: namely, their money fund. As a result, our investment policies are among the most conservative for money funds, yet we have been able to generate returns to investors that are in line with industry averages.
     Harry Woolf, an independent Director, also retired from the board at year-end. He is Professor Emeritus at the Institute for Advanced Studies, Princeton, New Jersey. His wide-ranging background and knowledge have served the Fund well.
     We thank you, and we will miss you both.

Sincerely,


/s/ Charles W. Cole, Jr.
------------------------
Charles W. Cole, Jr.
Chairman

Prime Series
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1997

                                              Rating(a)
                                            --------------    Par
                                            S&P    Moody's   (000)     Value
--------------------------------------------------------------------------------
 Commercial Paper - 81.6%(b)

Automobiles & Trucks - 0.9%
   Toyota Motor Credit Corp.
      5.23%      5/23/97                   A-1+     P-1    $11,000  $ 10,916,901
      5.40%      6/17/97                   A-1+     P-1     14,000    13,838,300
                                                                    ------------
                                                                      24,755,201
                                                                    ------------

Bank - 2.6%
   Republic New York Corp.
      5.27%      4/16/97                   A-1+     P-1     20,000    19,956,083
      5.30%      4/18/97                   A-1+     P-1     30,000    29,924,917
      5.34%      7/18/97                   A-1+     P-1     25,000    24,599,500
                                                                    ------------
                                                                      74,480,500
                                                                    ------------

Chemicals, General - 2.3%
   E.I. duPont de Nemours and Company
      5.28%      5/20/97                   A-1+     P-1     25,000    24,820,333
      5.26%      5/22/97                   A-1+     P-1     25,000    24,813,708
      5.24%      8/6/97                    A-1+     P-1     18,710    18,364,136
                                                                    ------------
                                                                      67,998,177
                                                                    ------------

Computer & Office Equipment - 4.2%
   Pitney Bowes Credit Corp.
      5.30%      4/14/97                   A-1+     P-1     15,000    14,971,292
      5.23%      4/23/97                   A-1+     P-1     15,505    15,455,444
      5.28%      5/12/97                   A-1+     P-1     10,000     9,939,867
      5.36%      7/1/97                    A-1+     P-1     30,000    29,593,533
   Xerox Corp.
      5.28%      5/14/97                   A-1      P-1     10,000     9,936,933
   Xerox Credit Corp.
      5.28%      4/7/97                    A-1      P-1     10,000     9,991,200
      5.31%      5/14/97                   A-1      P-1     30,000    29,809,725
                                                                    ------------
                                                                     119,697,994
                                                                    ------------

Credit Unions - 2.4%
   Mid-States Corporate Federal Credit Union
      5.36%      4/16/97                   A-1+     P-1     12,900    12,871,190
   U.S. Central Credit Union
      5.30%      5/9/97                    A-1+     P-1     40,000    39,775,958
      5.31%      5/12/97                   A-1+     P-1     15,000    14,909,288
                                                                    ------------
                                                                      67,556,436
                                                                    ------------
4

Prime Series
--------------------------------------------------------------------------------

                                              Rating(a)
                                            --------------    Par
                                            S&P    Moody's   (000)     Value
--------------------------------------------------------------------------------
 Commercial Paper (continued)


Electrical & Electronics - 5.0%
   Emerson Electric Co.
      5.23%      4/9/97                    A-1+     P-1    $30,000  $ 29,965,133
      5.24%      4/16/97                   A-1+     P-1     40,000    39,912,667
      5.23%      4/18/97                   A-1+     P-1     39,650    39,552,076
   Motorola Inc.
      5.23%      4/16/97                   A-1+     P-1     20,000    19,956,417
      5.21%      5/14/97                   A-1+     P-1     15,000    14,906,653
                                                                    ------------
                                                                     144,292,946
                                                                    ------------
Electric Utility - 3.5%
   Duke Power Co.
      5.27%      4/11/97                   A-1+     P-1     45,000    44,934,125
   Northern States Power Co.
      5.28%      4/2/97                    A-1+     P-1     30,000    29,995,600
      5.25%      5/23/97                   A-1+     P-1     26,000    25,802,833
                                                                    ------------
                                                                     100,732,558
                                                                    ------------
Entertainment - 1.2%
   Walt Disney Co.
      5.21%      11/19/97                  A-1      P-1     20,000    19,328,489
      5.20%      11/25/97                  A-1      P-1     15,000    14,484,333
                                                                    ------------
                                                                      33,812,822
                                                                    ------------

Finance, Commercial - 0.5%
   CIT Group Holdings Inc.
      5.23%      5/21/97                   A-1      P-1     15,000    14,891,042
                                                                    ------------

Finance, Consumer - 3.4%
   USAA Capital Corp.
      5.30%      4/4/97                    A-1+     P-1     15,000    14,993,375
      5.27%      4/16/97                   A-1+     P-1     10,000     9,978,042
      5.30%      4/17/97                   A-1+     P-1     15,000    14,964,667
      5.24%      5/2/97                    A-1+     P-1     20,000    19,909,756
      5.25%      5/15/97                   A-1+     P-1     13,500    13,413,375
      5.30%      5/23/97                   A-1+     P-1     25,000    24,808,610
                                                                    ------------
                                                                      98,067,825
                                                                    ------------

Finance, Diversified - 3.5%
   General Electric Capital Corp.
      5.62%      4/25/97                   A-1+     P-1     10,100    10,062,159
      5.33%      5/23/97                   A-1+     P-1     15,000    14,884,083
      5.35%      5/23/97                   A-1+     P-1     25,665    25,466,975
      5.35%      5/30/97                   A-1+     P-1     15,000    14,868,479
      5.34%      7/2/97                    A-1+     P-1     10,000     9,863,533

Prime Series
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                               March 31, 1997

                                              Rating(a)
                                            --------------    Par
                                            S&P    Moody's   (000)     Value
--------------------------------------------------------------------------------
 Commercial Paper (continued)

Finance, Diversified (concluded)
   General Electric Capital Corp. (concluded)
      5.31%      7/28/97                   A-1+     P-1    $15,000  $ 14,738,925
      5.33%      7/31/97                   A-1+     P-1     10,000     9,820,853
                                                                    ------------
                                                                      99,705,007
                                                                    ------------

Food - 11.4%
   Campbell Soup Co.
      5.30%      4/7/97                    A-1+     P-1     15,000    14,986,750
      5.29%      4/9/97                    A-1+     P-1     15,000    14,982,367
      5.25%      4/10/97                   A-1+     P-1     25,000    24,967,188
      5.35%      6/25/97                   A-1+     P-1     15,000    14,810,521
      5.37%      7/9/97                    A-1+     P-1     25,000    24,630,813
      5.25%      8/22/97                   A-1+     P-1     15,000    14,687,188
      5.42%      10/8/97                   A-1+     P-1     10,000     9,713,944

   Cargill, Inc.
      5.32%      4/7/97                    A-1+     P-1     15,000    14,986,700
      5.28%      4/8/97                    A-1+     P-1     20,000    19,979,467
      5.32%      4/18/97                   A-1+     P-1     10,000     9,974,878
      5.34%      5/16/97                   A-1+     P-1     19,200    19,071,840
      5.40%      10/7/97                   A-1+     P-1     15,000    14,574,750
   Heinz (H.J.) Company
      5.27%      4/1/97                    A-1      P-1      5,000     5,000,000
   Hershey Foods
      5.27%      4/8/97                    A-1+     P-1     18,500    18,481,043
      5.25%      4/11/97                   A-1+     P-1     20,000    19,970,833
      5.25%      4/25/97                   A-1+     P-1     50,000    49,825,000
   Kellogg Company
      5.28%      4/2/97                    A-1+     P-1      9,540     9,538,601
      5.24%      4/11/97                   A-1+     P-1     18,000    17,973,800
      5.28%      4/18/97                   A-1+     P-1      8,000     7,980,052
                                                                    ------------
                                                                     326,135,735
                                                                    ------------

Household Products - 2.9%
   Clorox Company
      5.50%      4/4/97                    A-1+     P-1     20,000    19,990,833
      5.30%      4/16/97                   A-1+     P-1     25,000    24,944,792
      5.57%      4/29/97                   A-1+     P-1     20,000    19,913,356
   Procter & Gamble Co.
      5.45%      4/11/97                   A-1      P-1     18,000    17,972,750
                                                                    ------------
                                                                      82,821,731
                                                                    ------------

Prime Series
--------------------------------------------------------------------------------

                                              Rating(a)
                                            --------------    Par
                                            S&P    Moody's   (000)     Value
--------------------------------------------------------------------------------
 Commercial Paper (continued)

Insurance, Property & Casualty - 5.8%
   A.I. Credit Corporation
      5.28%      6/10/97                   A-1+     P-1    $15,000  $ 14,846,000
      5.23%      6/20/97                   A-1+     P-1     20,000    19,767,556
   AIG Funding Inc.
      5.27%      4/7/97                    A-1+     P-1     23,165    23,144,653
   Chubb Capital Corp.
      5.24%      4/7/97                    A-1+     P-1     30,000    29,973,700
   Marsh & McClennan Companies Inc.
      5.35%      5/6/97                    A-1+     P-1     15,000    14,921,979
      5.26%      6/3/97                    A-1+     P-1     20,000    19,815,900
      5.35%      7/3/97                    A-1+     P-1     15,000    14,792,688
      5.37%      10/3/97                   A-1+     P-1     30,000    29,171,352
                                                                    ------------
                                                                     166,433,828
                                                                    ------------

Integrated Oil - 1.6%
   Amoco Co.
      5.20%      4/10/97                   A-1+     P-1     20,000    19,974,000
      5.32%      6/5/97                    A-1+     P-1     25,000    24,759,861
                                                                    ------------
                                                                      44,733,861
                                                                    ------------

Machinery & Tools - 2.9%
   Dover Corporation
      5.30%      4/4/97                    A-1+    --       18,500    18,491,829
      5.25%      4/7/97                    A-1+    --       28,000    27,975,325
   Illinois Tool Works
      5.36%      4/29/97                   A-1+     P-1     13,000    12,945,804
   Snap-On Incorporated
      5.55%      5/5/97                    A-1+     P-1     25,000    24,868,959
                                                                    ------------
                                                                      84,281,917
                                                                    ------------

Oil Transportation - 1.9%
   Colonial Pipeline
      5.25%      5/19/97                   A-1+     P-1     12,100    12,015,300
      5.35%      6/17/97                   A-1+     P-1      7,200     7,117,610
      5.32%      8/6/97                    A-1+     P-1     17,300    16,975,317
      5.32%      8/14/97                   A-1+     P-1     10,000     9,800,500
      5.28%      8/18/97                   A-1+     P-1     10,000     9,796,134
                                                                    ------------
                                                                      55,704,861
                                                                    ------------

Prime Series
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                               March 31, 1997

                                              Rating(a)
                                            --------------    Par
                                            S&P    Moody's   (000)     Value
--------------------------------------------------------------------------------
 Commercial Paper (continued)

Paper - 1.2%
   Minnesota Mining & Manufacturing Co.
      5.26%      4/7/97                    A-1+     P-1    $15,000  $ 14,986,850
      5.27%      5/7/97                    A-1+     P-1      9,000     8,952,570
   Weyerhaeuser Co.
      5.29%      5/7/97                    A-1      P-1     10,000     9,947,101
                                                                    ------------
                                                                      33,886,521
                                                                    ------------

Pharmaceuticals - 9.1%
   Eli Lilly & Co.
      5.28%      7/14/97                   A-1+     P-1     15,000    14,771,200
      5.33%      7/15/97                   A-1+     P-1     10,000     9,844,542
   Pfizer Inc.
      5.27%      4/4/97                    A-1+     P-1     37,400    37,383,575
   Schering-Plough Corp.
      5.26%      4/22/97                   A-1+     P-1      7,850     7,825,914
      5.27%      4/29/97                   A-1+     P-1     26,100    25,992,831
      5.27%      5/13/97                   A-1+     P-1     26,050    25,889,719
      5.22%      5/20/97                   A-1+     P-1     15,000    14,893,425
      5.30%      6/24/97                   A-1+     P-1     14,950    14,765,118
      5.31%      7/22/97                   A-1+     P-1     15,000    14,752,200
   Warner-Lambert Co.
      5.31%      4/15/97                   A-1+     P-1     13,500    13,472,123
      5.30%      4/30/97                   A-1+     P-1     16,100    16,031,262
      5.34%      5/20/97                   A-1+     P-1     20,000    19,854,633
      5.29%      5/29/97                   A-1+     P-1     15,000    14,872,158
      5.20%      6/20/97                   A-1+     P-1     15,000    14,826,667
      5.22%      8/14/97                   A-1+     P-1     15,400    15,098,544
                                                                    ------------
                                                                     260,273,911
                                                                    ------------

Publishing - 1.2%
   Dow Jones & Co., Inc.
      5.30%      4/22/97                   A-1+     P-1      8,300     8,274,339
   Gannett Co., Inc.
      5.28%      4/24/97                   A-1      P-1     27,000    26,908,920
                                                                    ------------
                                                                      35,183,259
                                                                    ------------

Structured Finance - 6.8%
   CIESCO, L.P.
      5.28%      4/11/97                   A-1+     P-1     15,000    14,978,000
      5.30%      4/21/97                   A-1+     P-1     10,000     9,970,556
      5.32%      4/22/97                   A-1+     P-1     19,850    19,788,399
      5.33%      4/25/97                   A-1+     P-1     25,000    24,911,167
      5.26%      5/8/97                    A-1+     P-1     15,000    14,918,908
      5.27%      5/14/97                   A-1+     P-1     20,000    19,874,106

Prime Series
--------------------------------------------------------------------------------

                                              Rating(a)
                                            --------------   Par
                                            S&P    Moody's  (000)      Value
--------------------------------------------------------------------------------
 Commercial Paper (concluded)

Structured Finance (concluded)
   Corporate Asset Funding Company, Inc.
      5.32%      4/10/97                   A-1+     P-1   $15,000 $   14,980,050
      5.25%      4/16/97                   A-1+     P-1    30,000     29,934,375
      5.30%      4/22/97                   A-1+     P-1    30,000     29,907,250
      5.55%      5/13/97                   A-1+     P-1    15,000     14,902,874
                                                                  --------------
                                                                     194,165,685
                                                                  --------------

Telephone - 7.3%
   Ameritech Capital Funding Corp.
      5.33%      4/7/97                    A-1+     P-1    15,000     14,986,675
      5.28%      4/14/97                   A-1+     P-1    25,000     24,952,333
      5.31%      4/28/97                   A-1+     P-1    15,000     14,940,263
      5.30%      5/13/97                   A-1+     P-1    20,000     19,876,333
      5.54%      6/27/97                   A-1+     P-1    20,000     19,732,233
   AT&T Corp.
      5.37%      8/14/97                   A-1+     P-1    20,000     19,597,250
   Bell Atlantic Network Funding Corp.
      5.65%      4/22/97                   A-1+     P-1     9,000      8,970,338
   BellSouth Capital Funding Corp.
      5.28%      5/6/97                    A-1+     P-1    15,000     14,923,000
      5.27%      5/12/97                   A-1+     P-1    25,000     24,849,951
   Southwestern Bell Telephone Co.
      5.28%      4/7/97                    A-1+     P-1    12,000     11,989,440
      5.27%      4/10/97                   A-1+     P-1    20,900     20,872,464
      5.25%      5/29/97                   A-1+     P-1    15,000     14,873,127
                                                                  --------------
                                                                     210,563,407
                                                                  --------------
   Total Commercial Paper                                          2,340,175,224
                                                                  --------------

 Medium-Term Note - 0.7%

   E.I. duPont de Nemours and Company
      5.59%      10/8/97                   A-1+     P-1     9,500      9,497,964
   Eli Lilly & Co.
      6.20%      11/6/97                   A-1+     P-1    10,000     10,023,322
                                                                  --------------
   Total Medium-Term Note                                             19,521,286
                                                                  --------------

 Variable Rate Note - 4.4%

   Associates Corporation Master Note
      5.23%c     6/1/97                    A-1+     P-1    75,000     75,000,000
   Coca-Cola Company Master Note
      5.25%c     6/26/97                   A-1+     P-1    50,000     50,000,000
                                                                  --------------
   Total Variable Rate Note                                          125,000,000
                                                                  --------------

Prime Series
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)                               March 31, 1997

                                          Rating(a)
                                        -------------    Par
                                        S&P   Moody's   (000)        Value
--------------------------------------------------------------------------------
 Federal Home Loan Bank - 1.7%

   FHLB
      5.23%      7/7/97                 AAA    --    $  9,500  $    9,366,127
      5.10%      8/13/97                AAA    --      15,000      14,715,250
      5.46%      12/12/97               AAA    --      15,000      14,995,972
      5.81%      1/23/98                AAA    --      10,000      10,000,000
                                                               --------------
   Total Federal Home Loan Bank                                    49,077,349
                                                               --------------
 Federal National Mortgage Association - 2.7%

   FNMA
   Discount Note
      5.28%      4/8/97               --       P-1     15,000      14,984,600
      5.33%      9/5/97               --       P-1     11,710      11,437,804
   Note
      5.43%      6/19/97              --       P-1     20,000      20,000,000
      5.39%      7/17/97              --       P-1     15,000      15,000,000
      5.50%      9/11/97              --       P-1     15,000      15,000,000
                                                               --------------
   Total Federal National Mortgage Association                     76,422,404
                                                               --------------
 Repurchase Agreements - 9.0%(d)

   Goldman Sachs
      6.47%(e)   4/1/97               --       --     109,100     109,100,000
   Morgan Stanley & Co.
      6.25%(f)   4/1/97               --       --     150,000     150,000,000
                                                               --------------
   Total Repurchase Agreements                                    259,100,000
                                                               --------------
TOTAL INVESTMENTS - 100.1%                                      2,869,296,263(g)
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.1%)                (1,832,649)
                                                               --------------
NET ASSETS - 100.0%                                            $2,867,463,614
                                                               ==============

Prime Series
--------------------------------------------------------------------------------

                                                                           Value
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per:
   Prime Share
      ($2,545,532,365 / 2,545,523,885 shares outstanding)                  $1.00
                                                                           =====
   Flag Investors Class A Share
      ($6,521,574 / 6,521,538 shares outstanding)                          $1.00
                                                                           =====
   Flag Investors Class B Share
      ($227,098 / 227,098 shares outstanding)                              $1.00
                                                                           =====
   Prime Institutional Share
      ($117,812,047 / 117,811,768 shares outstanding)                      $1.00
                                                                           =====
   Quality Cash Reserve Prime Share
      ($197,370,530 / 197,369,848 shares outstanding)                      $1.00
                                                                           =====

-----------
(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") are not covered by the Independent Accountant's Report.
(b) Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at time of purchase by the Fund.
(c) Master note is payable upon demand by the Fund upon no more than five days' notice. Interest rates on master notes are redetermined weekly. Rates shown are the rates in effect on March 31, 1997.
(d) Collateral on repurchase agreements is taken into possession by the broker's custodial bank upon entering into the repurchase agreement. The collateral is marked to market daily to insure market value as being as least 102 percent of the resale price of the repurchase agreement.
(e) Dated 3/31/97, to be repurchased on 4/1/97, collateralized by U.S. Treasury Notes with a market value of $111,282,862.
(f) Dated 3/31/97, to be repurchased on 4/1/97, collateralized by U.S. Treasury Notes with a market value of $153,006,303.
(g) Aggregate cost for financial reporting and federal tax purposes.

MOODY'S RATINGS:
   Aaa   Bonds that are judged to be of the best quality.
   P-1   Commercial paper bearing this designation is of the best quality.

S&P RATINGS:
   AAA   Obligations that are of the highest quality.
   A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

        A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.


                       See Notes to Financial Statements.

Prime Series
--------------------------------------------------------------------------------
Statement of Operations
For the year ended March 31, 1997

--------------------------------------------------------------------------------
Investment Income: (Note 1)
   Interest income                                                 $150,388,078
                                                                   ------------
Expenses:
   Distribution fee (Note 2)                                          7,395,916
   Investment advisory fee (Note 2)                                   7,394,936
   Transfer agent fee                                                 1,686,323
   Registration fees                                                    312,763
   Custodian fee                                                        301,072
   Printing & postage fees                                              214,446
   Directors' fees                                                      166,782
   Accounting fee (Note 2)                                              157,854
   Legal fees                                                            48,809
   Audit fee                                                             34,485
   Other expenses                                                       115,181
                                                                   ------------
            Total expenses                                           17,828,567
         Less: Fees waived (Note 2)                                    (120,055)
                                                                   ------------
              Net expenses                                           17,708,512
                                                                   ------------
Net investment income                                               132,679,566
                                                                   ------------
Net realized gain from security transactions                             13,047
                                                                   ------------
Net increase in net assets resulting from operations               $132,692,613
                                                                   ============



                       See Notes to Financial Statements.

Prime Series
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                March 31, 1997

--------------------------------------------------------------------------------
                                                     Year ended       Year ended
                                                      March 31,        March 31,
                                                        1997             1996
                                                     ----------       ----------
Increase/(Decrease) in Net Assets
Operations:
   Net investment income                          $ 132,679,566  $  107,454,378
   Net realized gain/(loss) on sales of
     investments                                         13,047          (6,050)
                                                  -------------  --------------
   Net increase in net assets resulting
     from operations                                132,692,613     107,448,328

Distributions to Shareholders From:
   Net investment income:
     Prime Shares                                  (119,826,842)    (99,181,255)
     Prime Institutional Shares                      (4,256,297)     (1,334,079)
     Flag Investors Class A Shares                     (295,562)       (402,702)
     Flag Investors Class B Shares                       (1,260)           (300)
     Quality Cash Reserve Prime Shares               (8,299,605)     (6,536,042)
                                                  -------------  --------------
     Total distributions                           (132,679,566)   (107,454,378)

Capital Share Transactions, net - (Note 3)          264,670,792   1,016,482,516
                                                  -------------  --------------
   Total increase in net assets                     264,683,839   1,016,476,466
Net Assets:
   Beginning of year                              2,602,779,775   1,586,303,309
                                                  -------------  --------------
   End of year                                   $2,867,463,614  $2,602,779,775
                                                 ==============  ==============

                       See Notes to Financial Statements.

Prime Series
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

PRIME SHARES
--------------------------------------------------------------------------------
                                                                    Year ended
                                                                     March 31,
                                                                    ----------
                                                                       1997

Per Share Operating Performance:
   Net asset value at beginning of year                          $         1.00
                                                                 --------------
Income from Investment Operations:
   Net investment income                                                 0.0478
Less Distributions:
   Dividends from net investment income                                 (0.0478)
                                                                 --------------
   Net asset value at end of year                                $         1.00
                                                                 ==============
Total Return:
   Based on net asset value per share                                      4.88%
Ratios to Average Daily Net Assets:
   Expenses                                                                0.63%
   Net investment income                                                   4.78%
Supplemental Data:
   Net assets at end of year                                     $2,545,532,365
   Number of shares outstanding at end of year                    2,545,523,885

Prime Series
--------------------------------------------------------------------------------

PRIME SHARES (continued)
--------------------------------------------------------------------------------

                                                                                  Year ended March 31,
                                                  ----------------------------------------------------------------------------------
                                                         1996                 1995                 1994                   1993
Per Share Operating Performance:
   Net asset value at beginning of year             $         1.00        $         1.00       $         1.00        $         1.00
                                                    --------------        --------------       --------------        --------------
Income from Investment Operations:
   Net investment income                                    0.0524                0.0442               0.0262                0.0295
Less Distributions:
   Dividends from net investment income                    (0.0524)              (0.0442)             (0.0262)              (0.0295)
                                                    --------------        --------------       --------------        --------------
   Net asset value at end of year                   $         1.00        $         1.00       $         1.00        $         1.00
                                                    ==============        ==============       ==============        ==============
Total Return:
   Based on net asset value per share                         5.36%                 4.51%                2.65%                 2.99%
Ratios to Average Daily Net Assets:
   Expenses                                                   0.60%                 0.61%                0.62%                 0.63%
   Net investment income                                      5.21%                 4.46%                2.62%                 2.95%
Supplemental Data:
   Net assets at end of year                        $2,386,681,216        $1,472,079,739       $1,350,334,979        $1,470,711,552
   Number of shares outstanding at end of year       2,386,684,392         1,472,077,488        1,350,332,916         1,470,709,489


                       See Notes to Financial Statements.

Prime Series
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A
--------------------------------------------------------------------------------

                                                                      Year ended
                                                                       March 31,
                                                                      ----------
                                                                         1997

Per Share Operating Performance:
   Net asset value at beginning of year                              $     1.00
                                                                     ----------
Income from Investment Operations:
   Net investment income                                                 0.0478
Less Distributions:
   Dividends from net investment income                                 (0.0478)
                                                                     ----------
   Net asset value at end of year                                    $     1.00
                                                                     ==========
Total Return:
   Based on net asset value per share                                      4.88%
Ratios to Average Daily Net Assets:
   Expenses                                                                0.63%
   Net investment income                                                   4.78%
Supplemental Data:
   Net assets at end of year                                         $6,521,574
   Number of shares outstanding at end of year                        6,521,310

Prime Series
--------------------------------------------------------------------------------

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A (continued)
--------------------------------------------------------------------------------

                                                                                    Year ended March 31,
                                                       ----------------------------------------------------------------------------
                                                           1996                 1995                   1994                1993
Per Share Operating Performance:
   Net asset value at beginning of year                $     1.00           $     1.00            $      1.00          $      1.00
                                                       ----------           ----------            -----------          -----------
Income from Investment Operations:
   Net investment income                                   0.0524               0.0442                 0.0262               0.0295
Less Distributions:
   Dividends from net investment income                   (0.0524)             (0.0442)               (0.0262)             (0.0295)
                                                       ----------           ----------            -----------          -----------
   Net asset value at end of year                      $     1.00           $     1.00            $      1.00          $      1.00
                                                       ==========           ==========            ===========          ===========
Total Return:
   Based on net asset value per share                        5.36%                4.51%                  2.65%                2.99%
Ratios to Average Daily Net Assets:
   Expenses                                                  0.60%                0.61%                  0.62%                0.63%
   Net investment income                                     5.25%                4.26%                  2.62%                2.95%
Supplemental Data:
   Net assets at end of year                           $5,976,831           $7,726,696            $18,116,648          $10,392,282
   Number of shares outstanding at end of year          5,976,824            7,726,698             18,116,633           10,392,267

                       See Notes to Financial Statements.

Prime Series
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B
--------------------------------------------------------------------------------

                                                                      Year ended
                                                                       March 31,
                                                                      ----------
                                                                         1997
Per Share Operating Performance:
   Net asset value at beginning of period                              $   1.00
                                                                       --------
Income from Investment Operations:
   Net investment income                                                 0.0414
Less Distributions:
   Dividends from net investment income                                 (0.0414)
                                                                       --------
   Net asset value at end of period                                    $   1.00
                                                                       ========

Total Return:
   Based on net asset value per share                                      4.22%
Ratios to Average Daily Net Assets:
   Expenses                                                                1.38%
   Net investment income                                                   4.14%
Supplemental Data:
   Net assets at end of period                                         $227,098
   Number of shares outstanding at end of period                        227,098

--------
(1) Commencement of operations.
(2) Annualized.

Prime Series
--------------------------------------------------------------------------------

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B (continued)
--------------------------------------------------------------------------------
                                                              April 3, 1995(1)
                                                                   through
                                                                  March 31,
                                                              ----------------
                                                                    1996
Per Share Operating Performance:
   Net asset value at beginning of period                         $  1.00
                                                                  -------
Income from Investment Operations:
   Net investment income                                           0.0361
Less Distributions:
   Dividends from net investment income                           (0.0361)
                                                                  -------
   Net asset value at end of period                               $  1.00
                                                                  =======
Total Return:
   Based on net asset value per share                                3.69%(2)
Ratios to Average Daily Net Assets:
   Expenses                                                          1.38%(2)
   Net investment income                                             4.30%(2)
Supplemental Data:
   Net assets at end of period                                    $10,200
   Number of shares outstanding at end of period                   10,200


                       See Notes to Financial Statements.

Prime Series
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

PRIME INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                                                    Year ended
                                                                     March 31,
                                                                    ----------
                                                                       1997
Per Share Operating Performance:
   Net asset value at beginning of year                            $       1.00
                                                                   ------------
Income from Investment Operations:
   Net investment income                                                 0.0503
Less Distributions:
   Dividends from net investment income                                 (0.0503)
                                                                   ------------
   Net asset value at end of year                                  $       1.00
                                                                   ============
Total Return:
   Based on net asset value per share                                      5.15%
Ratios to Average Daily Net Assets:
   Expenses                                                                0.38%
   Net investment income                                                   5.04%
Supplemental Data:
   Net assets at end of year                                       $117,812,047
   Number of shares outstanding at end of year                      117,811,768

Prime Series
--------------------------------------------------------------------------------

PRIME INSTITUTIONAL SHARES (continued)
--------------------------------------------------------------------------------

                                                                                         Year ended March 31,
                                                       -----------------------------------------------------------------------------
                                                            1996                  1995                  1994                1993
Per Share Operating Performance:
   Net asset value at beginning of year                   $      1.00         $      1.00          $      1.00          $      1.00
                                                          -----------         -----------          -----------          -----------
Income from Investment Operations:
   Net investment income                                       0.0548              0.0472               0.0294               0.0327
Less Distributions:
   Dividends from net investment income                       (0.0548)            (0.0472)             (0.0294)             (0.0327)
                                                          -----------         -----------          -----------          -----------
   Net asset value at end of year                         $      1.00         $      1.00          $      1.00          $      1.00
                                                          ===========         ===========          ===========          ===========
Total Return:
   Based on net asset value per share                            5.62%               4.82%                2.98%                3.32%
Ratios to Average Daily Net Assets:
   Expenses                                                      0.35%               0.36%                0.30%                0.31%
   Net investment income                                         5.32%               4.57%                2.94%                3.24%
Supplemental Data:
   Net assets at end of year                              $53,699,315         $11,904,716          $23,437,449          $28,884,078
   Number of shares outstanding at end of year             53,699,535          11,904,663           23,437,512           28,884,132


                       See Notes to Financial Statements.

Prime Series
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
                                                                  Year ended
                                                                   March 31,
                                                                  ----------
                                                                     1997
Per Share Operating Performance:
   Net asset value at beginning of year                         $       1.00
                                                                ------------
Income from Investment Operations:
   Net investment income                                              0.0449
Less Distributions:
   Dividends from net investment income                              (0.0449)
                                                                ------------
   Net asset value at end of year                               $       1.00
                                                                ============
Total Return:
   Based on net asset value per share                                   4.59%
Ratios to Average Daily Net Assets:
   Expenses                                                             0.91%(1)
   Net investment income                                                4.50%(2)
Supplemental Data:
   Net assets at end of year                                    $197,370,530
   Number of shares outstanding at end of year                   197,369,848

-----------
(1) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.98% and 0.95% for the years ended March 31, 1997 and 1996, respectively.
(2) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.43% and 4.86% for the years ended March 31, 1997 and 1996, respectively.

Prime Series
--------------------------------------------------------------------------------

QUALITY CASH RESERVE PRIME SHARES (continued)
--------------------------------------------------------------------------------

                                                                                    Year ended March 31,
                                                    --------------------------------------------------------------------------------
                                                         1996                   1995                  1994                  1993
Per Share Operating Performance:
   Net asset value at beginning of year               $       1.00          $      1.00           $      1.00          $       1.00
                                                      ------------          -----------           -----------          ------------
Income from Investment Operations:
   Net investment income                                    0.0493               0.0402                0.0218                0.0253
Less Distributions:
   Dividends from net investment income                    (0.0493)             (0.0402)              (0.0218)              (0.0253)
                                                      ------------          -----------           -----------          ------------
   Net asset value at end of year                     $       1.00          $      1.00           $      1.00          $       1.00
                                                      ============          ===========           ===========          ============
Total Return:
   Based on net asset value per share                         5.04%                4.09%                 2.20%                 2.53%
Ratios to Average Daily Net Assets:
   Expenses                                                   0.90%(1)             0.96%                 1.06%                 1.04%
   Net investment income                                      4.91%(2)             4.04%                 2.18%                 2.53%
Supplemental Data:
   Net assets at end of year                          $156,412,213          $94,592,158           $92,678,440          $101,321,868
   Number of shares outstanding at end of year         156,412,393           94,591,979            92,678,268           101,321,668

                       See Notes to Financial Statements.

Prime Series
--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1--Significant Accounting Policies

     Alex. Brown Cash Reserve Fund, Inc. ("the Fund") commenced operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end Investment Management Company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.
     The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of five classes:
Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and Alex. Brown Cash
Reserve Prime Institutional Shares ("Prime Institutional Shares"). The Treasury Series consists of two classes: Alex. Brown Cash Reserve Treasury Shares ("Treasury Shares") and Alex. Brown Cash Reserve Treasury Institutional Shares ("Treasury Institutional Shares"). The Tax-Free Series consists of one class: Alex. Brown Cash Reserve Tax-Free Series ("Tax-Free Series"). Shareholders can vote only on issues that affect the share classes they own.
     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:
     A. Security Valuation--Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which approximates market value. Using this method, the Fund values a security at its cost when it is purchased. The Fund then assumes a constant amortization to maturity of any discount or premium.
     B. Repurchase Agreements--The Prime Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.
     C. Federal Income Taxes--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted ac-

Prime Series
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 1--concluded

        counting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.
            The Fund is organized as a regulated  investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.
            The Prime Series has a capital loss  carryforward of $1,520 that may be carried forward to offset any capital gains if necessary. This capital loss carryforward begins to expire in the year 2005 if not used.
     D. Security Transactions, Investment Income and Distributions--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata amortization of premiums and accretion of discounts when appropriate. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.
     E. Expenses--Operating expenses for each share class are charged to that class' operations. If a Fund expense cannot be directly attributed to a share class, the expense is prorated among the classes that the expense affects and is based on the classes' relative net assets.

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), a subsidiary of Alex. Brown Financial Corp., is the investment advisor for the Prime Series. Under the terms of the investment advisory agreement, the Fund pays ICC a fee. This fee is calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion, .23% of the next $1 billion and .22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of .02% of its average daily net assets. Prior to August 23, 1995, the Fund paid ICC a different fee. This fee was calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .25% of the first $500 million, .21% of the next $500 million, .20% of the next $500 million and .19% of the amount over $1.5 billion.

Prime Series
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 2--concluded

     As compensation for its accounting services, the Prime Series pays ICC an annual fee that is calculated daily and paid monthly from its average daily net assets. The Prime Series paid $157,854 to ICC for accounting services for the year ended March 31, 1997.
     As compensation for its transfer agent services, the Prime Series pays ICC a per account fee that is calculated and paid monthly. The Prime Series paid $1,686,323 to ICC for transfer agent services for the year ended March 31, 1997.
     As compensation for providing distribution services, the Prime Shares and Flag Investors Class A Shares pay Alex. Brown & Sons Incorporated ("Alex. Brown") an annual fee equal to 0.25% of these classes' average daily net assets. Alex. Brown was paid $6,275,671 and $15,461 for distribution services for the Prime Shares and Flag Investors Class A Shares. The Quality Cash Shares and Flag Investors Class B Shares also pay Alex. Brown an annual fee for distribution services. This fee is equal to .60% of the Quality Cash Shares' aggregate average daily net assets or $1,106,876 and 1.00% of the Flag Investors Class B Shares' aggregate average daily net assets or $307.
     ICC and Alex. Brown may voluntarily waive or reimburse a portion of their advisory or distribution fees for the Prime Series to preserve or enhance the series' performance. These voluntary waivers and reimbursements are not contractual and could change. Any reimbursements by ICC or Alex. Brown are limited to the fees they actually received for the fiscal year. ICC did not waive any advisory fees for the year ended March 31, 1997. Alex. Brown voluntarily waived distribution fees of $120,055 for the Quality Cash Shares for the year ended March 31, 1997.
     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Prime Series for the year ended March 31, 1997 was $21,193, and the accrued liability on March 31, 1997 was $178,614 for the Prime Series.

Prime Series
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

NOTE 3--Capital Stock and Share Information

     The Fund is authorized to issue up to 6.4 billion shares of $.001 par value capital stock (3.55 billion Prime Series). Transactions in shares of the Prime Series were as follows:

                                              March 31, 1997     March 31, 1996
                                              --------------     --------------
Prime Series:
   Sold:
     Prime Shares                            22,263,288,298      19,439,463,533
     Flag Investors Class A Shares                9,331,912          12,118,053
     Flag Investors Class B Shares                  328,144              24,535
     Prime Institutional Shares                 912,825,877         213,159,539
     Quality Cash Shares                      1,001,597,821       1,285,040,597
   Issued as reinvestment of dividends:
     Prime Shares                               113,931,978          93,103,137
     Flag Investors Class A Shares                  281,420             374,561
     Flag Investors Class B Shares                    1,264                  --
     Prime Institutional Shares                   3,084,567             753,855
     Quality Cash Shares                          8,045,624           6,300,386
   Redeemed:
     Prime Shares                           (22,218,380,783)    (18,617,959,766)
     Flag Investors Class A Shares               (9,068,618)        (14,242,488)
     Flag Investors Class B Shares                 (112,510)            (14,335)
     Prime Institutional Shares                (851,798,212)       (172,118,522)
     Quality Cash Shares                       (968,685,990)     (1,229,520,569)
                                            ---------------     ---------------
       Net increase                             264,670,792       1,016,482,516
                                            ===============     ===============

NOTE 4--Net Assets

     On March 31, 1997, net assets consisted of:

                                                                   Prime Series
                                                                  --------------
Paid-in capital                                                   $2,867,456,646
Undistributed net realized gain on sales of investments                    6,968
                                                                  --------------
                                                                  $2,867,463,614
                                                                  ==============
NOTE 5--Merger Agreement

     On April 6, 1997, Bankers Trust New York Corporation and Alex. Brown Incorporated announced that they had signed a definitive agreement to merge. The merger, which is expected to be completed by the fourth quarter of 1997, is subject to customary closing conditions, including certain regulatory and shareholder approvals.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of the Prime Series of Alex. Brown Cash Reserve Fund, Inc.

     We have audited the accompanying statements of net assets of the Prime Series of Alex. Brown Cash Reserve Fund, Inc. as of March 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 1993 were audited by other auditors whose report dated May 7, 1993, expressed an unqualified opinion thereon.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Series of Alex. Brown Cash Reserve Fund, Inc. as of March 31, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles.


COOPERS &LYBRAND L.L.P.
Philadelphia, Pennsylvania
May 2, 1997

Board of Directors
--------------------------------------------------------------------------------

                              CHARLES W. COLE, JR.
                                    Chairman

        JAMES J. CUNNANE                    EUGENE J. McDONALD
            Director                             Director

         RICHARD T. HALE                     REBECCA W. RIMEL
            Director                             Director

         JOHN F. KROEGER                     TRUMAN T. SEMANS
            Director                             Director

          LOUIS E. LEVY                     CARL W. VOGT, Esq.
            Director                             Director


Officers
--------------------------------------------------------------------------------

     RICHARD T. HALE                 PAUL D. CORBIN           JOSEPH A. FINELLI
        President                    Vice President               Treasurer

   EDWARD J. VEILLEUX               MONICA M. HAUSNER        LAURIE D. COLLIDGE
Executive Vice President             Vice President          Assistant Secretary

M. ELLIOTT RANDOLPH, JR.             SCOTT J. LIOTTA
     Vice President           Vice President and Secretary


--------------------------------------------------------------------------------
             Distributor                                   Custodian
        ALEX. BROWN & SONS                              PNC BANK, N.A.
           INCORPORATED                            17th and Chestnut Streets
         One South Street                           Philadelphia, PA 19101
        Baltimore, MD 21202
          (410) 727-1700                                Transfer Agent
                                               INVESTMENT COMPANY CAPITAL CORP.
        Investment Advisor                             One South Street
 INVESTMENT COMPANY CAPITAL CORP.                     Baltimore, MD 21202
         One South Street                               (800) 553-8080
        Baltimore, MD 21202

                                    Auditors
                            COOPERS & LYBRAND L.L.P.
                            2400 Eleven Penn Center
                             Philadelphia, PA 19103
--------------------------------------------------------------------------------

                                                                 BULK RATE
Quality Cash Reserve Prime Shares                               U.S. Postage
P.O. Box 1346                                                       PAID
Baltimore, MD 21203                                            Baltimore, MD
                                                              Permit No. 8614

                             [FLAG INVESTORS LOGO]
                                 FLAG INVESTORS




                           [PHOTOGRAPH APPEARS HERE]






                                      FLAG
                                   INVESTORS
                                  CASH RESERVE
                                     PRIME
                                     SHARES




                                 ANNUAL REPORT
                                 MARCH 31, 1997

FUND FEATURES
--------------------------------------------------------------------------------

o Daily Dividends
  The Fund declares dividends daily and distributes them monthly in the form of additional shares.

o Constant Net Asset Value
  The Fund will attempt to maintain a constant net asset value of $1.00 per share. Since the Fund's inception on January 5, 1989, a constant net asset value of $1.00 per share has been maintained.

o Minimum Investment
  The minimum initial investment is $2,000. Subsequent investments may be made in an amount of $100 or more.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

May 5, 1997

     We are pleased to report on the progress of your Fund for the fiscal year ended March 31, 1997.

Year in Review

     The Dow Jones Industrial Average climbed to 7000, and unemployment claims remained relatively low during the fiscal year. However, in the latter part of 1996 and the beginning of 1997, there was increasing concern that inflation and wage pressures would soon surface, forcing higher interest rates and eventually a downturn in the U.S. economy. After having taken "no action" for several meetings, the Federal Reserve Board decided at its March 25 meeting to increase the Fed Funds Rate 25 basis points (0.25%) to 5.50%. The increase initially precipitated a decline in the Dow Jones Industrial Average from its high of 7085.16 on March 11, 1997 to a low of 6391.69 on April 11, 1997. However, the market has begun to move back up since then as several companies have released better-than-expected earnings reports, indicating wage pressures have not yet affected the bottom line, and other economic indicators continue to show very little increase in inflationary pressures.

     The rate increase did help spur the yield on the 30-year bond to a high of almost 7.20% after it had been as low as 6.35% at the end of November 1996. The 3-month Treasury bill yield continued to trade in the 5.00% to 5.40% range for most of the Fund's fiscal year.



Historical Yield Chart
(For the year ended March 31, 1997)


                 [Graph appears here--see plot points below]


                                      Flag Investors
                                       Cash Reserve
                                       Prime Shares

                            3/31/96         4.73
                            4/30/96         4.71
                            5/31/96         4.73
                            6/30/96         4.75
                            7/31/96         4.8
                            8/31/96         4.82
                            9/30/96         4.82
                           10/31/96         4.83
                           11/30/96         4.83
                           12/31/96         4.81
                            1/31/97         4.77
                            2/28/97         4.74
                            3/31/97         4.74

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

Portfolio Quality

     In keeping with our conservative investment policies, the Fund has maintained a relatively short weighted average maturity as noted in the chart below.

Weighted Average Maturity

  As of March 31, 1997
--------------------------------------------------------------------------------
  Flag Investors Cash Reserve Prime Shares--Class A                     45 days
--------------------------------------------------------------------------------
  First Tier Money Fund Average                                         57 days
--------------------------------------------------------------------------------
------------
Source: IBC/Donoghue, Inc. "Money Fund Report," April 4, 1997.
The Money Fund Average is the average maturity of all funds in the category.


     In addition to conservative maturity management, Fund policy requires that the Fund invest only in the highest quality issues. Evidence of our insistence on high quality can be found in the Standard & Poor's (S&P) ratings of the portfolio of which Flag Investors Cash Reserve Prime Shares is a class. The portfolio maintains a "AAAm" rating, the highest that S&P awards to money market funds.

     Our conservative approach can be seen in every aspect of portfolio construction. This includes unusually strict limits on exposure to any issue and a predominance of the very highest rated paper. We have always believed that a money fund is not a place to take chances or to speculate for additional yield.

Investment Results

     While maintaining unusually strict investment standards, we are pleased to have generated a competitive return for the Fund as assets grew to new highs.


Performance Comparisons

  For the year ended March 31, 1997
--------------------------------------------------------------------------------
  Flag Investors Cash Reserve Prime Shares--Class A                       4.88%
--------------------------------------------------------------------------------
  First Tier Money Fund Average                                           4.84%
--------------------------------------------------------------------------------

------------
Source: IBC/Donoghue, Inc. "Money Market Insight," April 1997.
The yields shown represent past performance, which is no guarantee of future results. An investment in a money market fund is neither insured nor guaranteed by the U.S. government. There can be no assurance the Fund will be able to maintain a stable net asset value of $1.00 per share. The Money Fund Average is the average yield of all funds in the category.

--------------------------------------------------------------------------------

Market Outlook

     The last quarter of 1996 and the first quarter of 1997 saw an unusually strong economy. Going forward the primary questions will be: Will the economy subside to its optimum operating level, with strong company earnings, mild inflation and low unemployment? Or will the Federal Reserve Board have to raise interest rates to slow the economy, keep inflation in check and prevent the stock market from becoming too overvalued? If there is another hike, how high will it be and what will be the resulting outcome?

     Going forward the Federal Reserve Board will probably increase rates in the second or third quarter. While we consider additional rate increases likely, we believe that global competition, stable commodity prices, a rising dollar and relatively high real interest rates will preclude a "boom and bust" cycle.

     In negotiating these uncertain times, we believe that the conservative approach we apply to investing on behalf of the Fund will provide comfort to our shareholders as well as competitive yields.

     As always, we appreciate your continued support.

Sincerely,


/s/ Charles W. Cole, Jr.                  /s/ Richard T. Hale
------------------------                  -------------------
Charles W. Cole, Jr.                      Richard T. Hale
Chairman                                  President

CHAIRMAN'S LETTER
--------------------------------------------------------------------------------

May 5, 1997

     The Fund is one of the oldest money market funds in the country. Two individuals who were present at the Fund's inception, had the vision to see its appeal and utility and helped preside over its growth retired at the end of 1996.

     W. James Price, Chairman of the Fund and Managing Director Emeritus of Alex. Brown & Sons, Inc., was the individual most responsible for the Fund's establishment and the formation of the conservative policies that have guided it ever since. His view (and ours) is that investors who regularly take risks in their debt and equity investments should have one safe haven: namely, their money fund. As a result, our investment policies are among the most conservative for money funds, yet we have been able to generate returns to investors that are in line with industry averages.

     Harry Woolf, an independent Director, also retired from the board at year-end. He is Professor Emeritus at the Institute for Advanced Studies, Princeton, New Jersey. His wide-ranging background and knowledge have served the Fund well.

     We thank you, and we will miss you both.


Sincerely,


/s/ Charles W. Cole, Jr.
------------------------
Charles W. Cole, Jr.
Chairman

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1997

                                           Rating(a)
                                          ------------    Par
Prime Series                              S&P  Moody's   (000)        Value
--------------------------------------------------------------------------------
 COMMERCIAL PAPER -- 81.6%(b)
Automobiles & Trucks - 0.9%
   Toyota Motor Credit Corp.
       5.23%     5/23/97                  A-1+   P-1    $11,000    $ 10,916,901
       5.40%     6/17/97                  A-1+   P-1     14,000      13,838,300
                                                                   ------------
                                                                     24,755,201
                                                                   ------------
Bank - 2.6%
   Republic New York Corp.
       5.27%     4/16/97                  A-1+   P-1     20,000      19,956,083
       5.30%     4/18/97                  A-1+   P-1     30,000      29,924,917
       5.34%     7/18/97                  A-1+   P-1     25,000      24,599,500
                                                                   ------------
                                                                     74,480,500
                                                                   ------------
Chemicals, General - 2.3%
   E.I. duPont de Nemours and Company
       5.28%     5/20/97                  A-1+   P-1     25,000      24,820,333
       5.26%     5/22/97                  A-1+   P-1     25,000      24,813,708
       5.24%     8/6/97                   A-1+   P-1     18,710      18,364,136
                                                                   ------------
                                                                     67,998,177
                                                                   ------------
Computer & Office Equipment - 4.2%

   Pitney Bowes Credit Corp.
       5.30%     4/14/97                  A-1+   P-1     15,000      14,971,292
       5.23%     4/23/97                  A-1+   P-1     15,505      15,455,444
       5.28%     5/12/97                  A-1+   P-1     10,000       9,939,867
       5.36%     7/1/97                   A-1+   P-1     30,000      29,593,533
   Xerox Corp.
       5.28%     5/14/97                  A-1    P-1     10,000       9,936,933
   Xerox Credit Corp.
       5.28%     4/7/97                   A-1    P-1     10,000       9,991,200
       5.31%     5/14/97                  A-1    P-1     30,000      29,809,725
                                                                   ------------
                                                                    119,697,994
                                                                   ------------
Credit Unions - 2.4%
   Mid-States Corporate Federal Credit Union
       5.36%     4/16/97                  A-1+   P-1     12,900      12,871,190
   U.S. Central Credit Union
       5.30%     5/9/97                   A-1+   P-1     40,000      39,775,958
       5.31%     5/12/97                  A-1+   P-1     15,000      14,909,288
                                                                   ------------
                                                                     67,556,436
                                                                   ------------

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                               March 31, 1997

                                           Rating(a)
                                          ------------    Par
Prime Series                              S&P  Moody's   (000)        Value
--------------------------------------------------------------------------------
 COMMERCIAL PAPER -- continued
Electrical & Electronics - 5.0%
   Emerson Electric Co.
       5.23%     4/9/97                   A-1+   P-1    $30,000    $ 29,965,133
       5.24%     4/16/97                  A-1+   P-1     40,000      39,912,667
       5.23%     4/18/97                  A-1+   P-1     39,650      39,552,076
   Motorola Inc.
       5.23%     4/16/97                  A-1+   P-1     20,000      19,956,417
       5.21%     5/14/97                  A-1+   P-1     15,000      14,906,653
                                                                   ------------
                                                                    144,292,946
                                                                   ------------
Electric Utility - 3.5%
   Duke Power Co.
       5.27%     4/11/97                  A-1+   P-1     45,000      44,934,125
   Northern States Power Co.
       5.28%     4/2/97                   A-1+   P-1     30,000      29,995,600
       5.25%     5/23/97                  A-1+   P-1     26,000      25,802,833
                                                                   ------------
                                                                    100,732,558
                                                                   ------------
Entertainment - 1.2%
   Walt Disney Co.
       5.21%     11/19/97                 A-1    P-1     20,000      19,328,489
       5.20%     11/25/97                 A-1    P-1     15,000      14,484,333
                                                                   ------------
                                                                     33,812,822
                                                                   ------------
Finance, Commercial - 0.5%
   CIT Group Holdings Inc.
       5.23%     5/21/97                  A-1    P-1     15,000      14,891,042
                                                                   ------------
Finance, Consumer - 3.4%
   USAA Capital Corp.
       5.30%     4/4/97                   A-1+   P-1     15,000      14,993,375
       5.27%     4/16/97                  A-1+   P-1     10,000       9,978,042
       5.30%     4/17/97                  A-1+   P-1     15,000      14,964,667
       5.24%     5/2/97                   A-1+   P-1     20,000      19,909,756
       5.25%     5/15/97                  A-1+   P-1     13,500      13,413,375
       5.30%     5/23/97                  A-1+   P-1     25,000      24,808,610
                                                                   ------------
                                                                     98,067,825
                                                                   ------------
Finance, Diversified - 3.5%

   General Electric Capital Corp.
       5.62%     4/25/97                  A-1+   P-1     10,100      10,062,159
       5.33%     5/23/97                  A-1+   P-1     15,000      14,884,083
       5.35%     5/23/97                  A-1+   P-1     25,665      25,466,975

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


                                           Rating(a)
                                          ------------    Par
Prime Series                              S&P  Moody's   (000)        Value
--------------------------------------------------------------------------------
 COMMERCIAL PAPER -- continued
Finance, Diversified - concluded
   General Electric Capital Corp. - concluded
       5.35%     5/30/97                  A-1+   P-1    $15,000    $ 14,868,479
       5.34%     7/2/97                   A-1+   P-1     10,000       9,863,533
       5.31%     7/28/97                  A-1+   P-1     15,000      14,738,925
       5.33%     7/31/97                  A-1+   P-1     10,000       9,820,853
                                                                   ------------
                                                                     99,705,007
                                                                   ------------
Food - 11.4%
   Campbell Soup Co.
       5.30%     4/7/97                   A-1+   P-1     15,000      14,986,750
       5.29%     4/9/97                   A-1+   P-1     15,000      14,982,367
       5.25%     4/10/97                  A-1+   P-1     25,000      24,967,188
       5.35%     6/25/97                  A-1+   P-1     15,000      14,810,521
       5.37%     7/9/97                   A-1+   P-1     25,000      24,630,813
       5.25%     8/22/97                  A-1+   P-1     15,000      14,687,188
       5.42%     10/8/97                  A-1+   P-1     10,000       9,713,944
   Cargill, Inc.
       5.32%     4/7/97                   A-1+   P-1     15,000      14,986,700
       5.28%     4/8/97                   A-1+   P-1     20,000      19,979,467
       5.32%     4/18/97                  A-1+   P-1     10,000       9,974,878
       5.34%     5/16/97                  A-1+   P-1     19,200      19,071,840
       5.40%     10/7/97                  A-1+   P-1     15,000      14,574,750
   Heinz (H.J.) Company
       5.27%     4/1/97                   A-1    P-1      5,000       5,000,000
   Hershey Foods
       5.27%     4/8/97                   A-1+   P-1     18,500      18,481,043
       5.25%     4/11/97                  A-1+   P-1     20,000      19,970,833
       5.25%     4/25/97                  A-1+   P-1     50,000      49,825,000
   Kellogg Company
       5.28%     4/2/97                   A-1+   P-1      9,540       9,538,601
       5.24%     4/11/97                  A-1+   P-1     18,000      17,973,800
       5.28%     4/18/97                  A-1+   P-1      8,000       7,980,052
                                                                   ------------
                                                                    326,135,735
                                                                   ------------
Household Products - 2.9%
   Clorox Company
       5.50%     4/4/97                   A-1+   P-1     20,000      19,990,833
       5.30%     4/16/97                  A-1+   P-1     25,000      24,944,792
       5.57%     4/29/97                  A-1+   P-1     20,000      19,913,356

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                               March 31, 1997

                                           Rating(a)
                                          ------------    Par
Prime Series                              S&P  Moody's   (000)        Value
--------------------------------------------------------------------------------
 COMMERCIAL PAPER -- continued
Household Products - concluded
   Procter & Gamble Co.
       5.45%     4/11/97                  A-1    P-1    $18,000    $ 17,972,750
                                                                   ------------
                                                                     82,821,731
                                                                   ------------
Insurance, Property & Casualty - 5.8%
   A.I. Credit Corporation
       5.28%     6/10/97                  A-1+   P-1     15,000      14,846,000
       5.23%     6/20/97                  A-1+   P-1     20,000      19,767,556
   AIG Funding Inc.
       5.27%     4/7/97                   A-1+   P-1     23,165      23,144,653
   Chubb Capital Corp.
       5.24%     4/7/97                   A-1+   P-1     30,000      29,973,700
   Marsh & McClennan Companies Inc.
       5.35%     5/6/97                   A-1+   P-1     15,000      14,921,979
       5.26%     6/3/97                   A-1+   P-1     20,000      19,815,900
       5.35%     7/3/97                   A-1+   P-1     15,000      14,792,688
       5.37%     10/3/97                  A-1+   P-1     30,000      29,171,352
                                                                   ------------
                                                                    166,433,828
                                                                   ------------
Integrated Oil - 1.6%
   Amoco Co.
       5.20%     4/10/97                  A-1+   P-1     20,000      19,974,000
       5.32%     6/5/97                   A-1+   P-1     25,000      24,759,861
                                                                   ------------
                                                                     44,733,861
                                                                   ------------
Machinery & Tools - 2.9%
   Dover Corporation
       5.30%     4/4/97                   A-1+  --       18,500      18,491,829
       5.25%     4/7/97                   A-1+  --       28,000      27,975,325
   Illinois Tool Works
       5.36%     4/29/97                  A-1+   P-1     13,000      12,945,804
   Snap-On Incorporated
       5.55%     5/5/97                   A-1+   P-1     25,000      24,868,959
                                                                   ------------
                                                                     84,281,917
                                                                   ------------
Oil Transportation - 1.9%
   Colonial Pipeline
       5.25%     5/19/97                  A-1+   P-1     12,100      12,015,300
       5.35%     6/17/97                  A-1+   P-1      7,200       7,117,610
       5.32%     8/6/97                   A-1+   P-1     17,300      16,975,317
       5.32%     8/14/97                  A-1+   P-1     10,000       9,800,500
       5.28%     8/18/97                  A-1+   P-1     10,000       9,796,134
                                                                   ------------
                                                                     55,704,861
                                                                   ------------

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


                                           Rating(a)
                                          ------------    Par
Prime Series                              S&P  Moody's   (000)        Value
--------------------------------------------------------------------------------
 COMMERCIAL PAPER -- continued
Paper - 1.2%
   Minnesota Mining & Manufacturing Co.
       5.26%     4/7/97                   A-1+   P-1    $15,000    $ 14,986,850
       5.27%     5/7/97                   A-1+   P-1      9,000       8,952,570
   Weyerhaeuser Co.
       5.29%     5/7/97                   A-1    P-1     10,000       9,947,101
                                                                   ------------
                                                                     33,886,521
                                                                   ------------
Pharmaceuticals - 9.1%
   Eli Lilly & Co.
       5.28%     7/14/97                  A-1+   P-1     15,000      14,771,200
       5.33%     7/15/97                  A-1+   P-1     10,000       9,844,542
   Pfizer Inc.
       5.27%     4/4/97                   A-1+   P-1     37,400      37,383,575
   Schering-Plough Corp.
       5.26%     4/22/97                  A-1+   P-1      7,850       7,825,914
       5.27%     4/29/97                  A-1+   P-1     26,100      25,992,831
       5.27%     5/13/97                  A-1+   P-1     26,050      25,889,719
       5.22%     5/20/97                  A-1+   P-1     15,000      14,893,425
       5.30%     6/24/97                  A-1+   P-1     14,950      14,765,118
       5.31%     7/22/97                  A-1+   P-1     15,000      14,752,200
   Warner-Lambert Co.
       5.31%     4/15/97                  A-1+   P-1     13,500      13,472,123
       5.30%     4/30/97                  A-1+   P-1     16,100      16,031,262
       5.34%     5/20/97                  A-1+   P-1     20,000      19,854,633
       5.29%     5/29/97                  A-1+   P-1     15,000      14,872,158
       5.20%     6/20/97                  A-1+   P-1     15,000      14,826,667
       5.22%     8/14/97                  A-1+   P-1     15,400      15,098,544
                                                                   ------------
                                                                    260,273,911
                                                                   ------------
Publishing - 1.2%
   Dow Jones & Co., Inc.
       5.30%     4/22/97                  A-1+   P-1      8,300       8,274,339
   Gannett Co., Inc.
       5.28%     4/24/97                  A-1    P-1     27,000      26,908,920
                                                                   ------------
                                                                     35,183,259
                                                                   ------------
Structured Finance - 6.8%
   CIESCO, L.P.
       5.28%     4/11/97                  A-1+   P-1     15,000      14,978,000
       5.30%     4/21/97                  A-1+   P-1     10,000       9,970,556

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                               March 31, 1997

                                           Rating(a)
                                          ------------    Par
Prime Series                              S&P  Moody's   (000)        Value
--------------------------------------------------------------------------------
 COMMERCIAL PAPER -- concluded
Structured Finance - concluded
   CIESCO, L.P. - concluded
       5.32%     4/22/97                  A-1+   P-1    $19,850   $  19,788,399
       5.33%     4/25/97                  A-1+   P-1     25,000      24,911,167
       5.26%     5/8/97                   A-1+   P-1     15,000      14,918,908
       5.27%     5/14/97                  A-1+   P-1     20,000      19,874,106
   Corporate Asset Funding Company, Inc.
       5.32%     4/10/97                  A-1+   P-1     15,000      14,980,050
       5.25%     4/16/97                  A-1+   P-1     30,000      29,934,375
       5.30%     4/22/97                  A-1+   P-1     30,000      29,907,250
       5.55%     5/13/97                  A-1+   P-1     15,000      14,902,874
                                                                  -------------
                                                                    194,165,685
                                                                  -------------
Telephone - 7.3%
   Ameritech Capital Funding Corp.
       5.33%     4/7/97                   A-1+   P-1     15,000      14,986,675
       5.28%     4/14/97                  A-1+   P-1     25,000      24,952,333
       5.31%     4/28/97                  A-1+   P-1     15,000      14,940,263
       5.30%     5/13/97                  A-1+   P-1     20,000      19,876,333
       5.54%     6/27/97                  A-1+   P-1     20,000      19,732,233
   AT&T Corp.
       5.37%     8/14/97                  A-1+   P-1     20,000      19,597,250
   Bell Atlantic Network Funding Corp.
       5.65%     4/22/97                  A-1+   P-1      9,000       8,970,338
   BellSouth Capital Funding Corp.
       5.28%     5/6/97                   A-1+   P-1     15,000      14,923,000
       5.27%     5/12/97                  A-1+   P-1     25,000      24,849,951
   Southwestern Bell Telephone Co.
       5.28%     4/7/97                   A-1+   P-1     12,000      11,989,440
       5.27%     4/10/97                  A-1+   P-1     20,900      20,872,464
       5.25%     5/29/97                  A-1+   P-1     15,000      14,873,127
                                                                  -------------
                                                                    210,563,407
                                                                  -------------
   Total Commercial Paper                                         2,340,175,224
                                                                  -------------

 MEDIUM-TERM NOTE -- 0.7%
   E.I. duPont de Nemours and Company
       5.59%     10/8/97                  A-1+   P-1      9,500       9,497,964
   Eli Lilly & Co.
       6.20%     11/6/97                  A-1+   P-1     10,000      10,023,322
                                                                  -------------
   Total Medium-Term Note                                            19,521,286
                                                                  -------------

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


                                          Rating(a)
                                         -------------   Par
Prime Series                             S&P   Moody's  (000)        Value
--------------------------------------------------------------------------------
 VARIABLE RATE NOTE -- 4.4%
   Associates Corporation Master Note
       5.23%(c)  6/1/97                   A-1+   P-1 $ 75,000 $   75,000,000
   Coca-Cola Company Master Note
       5.25%(c)  6/26/97                  A-1+   P-1   50,000     50,000,000
                                                              --------------
   Total Variable Rate Note                                      125,000,000
                                                              --------------
 FEDERAL HOME LOAN BANK -- 1.7%
   FHLB
       5.23%     7/7/97                   AAA     --    9,500      9,366,127
       5.10%     8/13/97                  AAA     --   15,000     14,715,250
       5.46%     12/12/97                 AAA     --   15,000     14,995,972
       5.81%     1/23/98                  AAA     --   10,000     10,000,000
                                                              --------------
   Total Federal Home Loan Bank                                   49,077,349
                                                              --------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.7%
   FNMA
   Discount Note
       5.28%     4/8/97                  --      P-1   15,000     14,984,600
       5.33%     9/5/97                  --      P-1   11,710     11,437,804
   Note
       5.43%     6/19/97                 --      P-1   20,000     20,000,000
       5.39%     7/17/97                 --      P-1   15,000     15,000,000
       5.50%     9/11/97                 --      P-1   15,000     15,000,000
                                                              --------------
   Total Federal National Mortgage Association                    76,422,404
                                                              --------------
 REPURCHASE AGREEMENTS -- 9.0%(d)
   Goldman Sachs
       6.47%(e)  4/1/97                  --       --  109,100    109,100,000
   Morgan Stanley & Co.
       6.25%(f)  4/1/97                  --       --  150,000    150,000,000
                                                              --------------
   Total Repurchase Agreements                                   259,100,000
                                                              --------------
Total Investments -- 100.1%                                    2,869,296,263(g)

Liabilities in Excess of Other Assets, Net -- (0.1%)              (1,832,649)
                                                              --------------
Net Assets -- 100.0%                                          $2,867,463,614
                                                              ==============

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)                               March 31, 1997



Prime Series                                                           Value
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per:
   Prime Share
       ($2,545,532,365 / 2,545,523,885 shares outstanding)             $1.00
                                                                       =====
   Flag Investors Class A Share
       ($6,521,574 / 6,521,538 shares outstanding)                     $1.00
                                                                       =====
   Flag Investors Class B Share
       ($227,098 / 227,098 shares outstanding)                         $1.00
                                                                       =====
   Prime Institutional Share
       ($117,812,047 / 117,811,768 shares outstanding)                 $1.00
                                                                       =====
   Quality Cash Reserve Prime Share
       ($197,370,530 / 197,369,848 shares outstanding)                 $1.00
                                                                       =====

------------
(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") are not covered by the Independent Accountant's Report.
(b) Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at time of purchase by the Fund.
(c) Master note is payable upon demand by the Fund upon no more than five days' notice. Interest rates on master notes are redetermined weekly. Rates shown are the rates in effect on March 31, 1997.
(d) Collateral on repurchase agreements is taken into possession by the broker's custodial bank upon entering into the repurchase agreement. The collateral is marked to market daily to insure market value as being as least 102 percent of the resale price of the repurchase agreement.
(e) Dated 3/31/97, to be repurchased on 4/1/97, collateralized by U.S. Treasury Notes with a market value of $111,282,862.
(f) Dated 3/31/97, to be repurchased on 4/1/97, collateralized by U.S. Treasury Notes with a market value of $153,006,303.
(g) Aggregate  cost for  financial reporting and federal tax purposes.


MOODY'S RATINGS:
  Aaa   Bonds  that are judged to be of the best  quality.
  P-1   Commercial  paper bearing this designation is of the best quality.

S&P RATINGS:
  AAA   Obligations that are of the highest quality.
  A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

        A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Operations

                                                             For the Year Ended
Prime Series                                                      March 31,
--------------------------------------------------------------------------------
                                                                    1997
Investment Income: (Note 1)
   Interest income                                                $150,388,078
                                                                  ------------
Expenses:
   Distribution fee (Note 2)                                         7,395,916
   Investment advisory fee (Note 2)                                  7,394,936
   Transfer agent fee                                                1,686,323
   Registration fees                                                   312,763
   Custodian fee                                                       301,072
   Printing & postage fees                                             214,446
   Directors' fees                                                     166,782
   Accounting fee (Note 2)                                             157,854
   Legal fees                                                           48,809
   Audit fee                                                            34,485
   Other expenses                                                      115,181
                                                                  ------------
        Total expenses                                              17,828,567
Less: Fees waived (Note 2)                                            (120,055)
                                                                  ------------
          Net expenses                                              17,708,512
                                                                  ------------
Net investment income                                              132,679,566
                                                                  ------------
Net realized gain from security transactions                            13,047
                                                                  ------------
Net increase in net assets resulting from operations              $132,692,613
                                                                  ============

                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Changes in Net Assets
                                                                     For the
                                                                    Year Ended
Prime Series                                                         March 31,
--------------------------------------------------------------------------------
                                                                       1997
Increase/(Decrease) in Net Assets:
Operations:
   Net investment income                                         $  132,679,566
   Net realized gain/(loss) on sales of investments                      13,047
                                                                 --------------
   Net increase in net assets resulting from operations             132,692,613
Distributions to Shareholders From:
   Net investment income:
     Prime Shares                                                  (119,826,842)
     Prime Institutional Shares                                      (4,256,297)
     Flag Investors Class A Shares                                     (295,562)
     Flag Investors Class B Shares                                       (1,260)
     Quality Cash Reserve Prime Shares                               (8,299,605)
                                                                 --------------
     Total distributions                                           (132,679,566)

Capital Share Transactions, net - (Note 3)                          264,670,792
                                                                 --------------
   Total increase in net assets                                     264,683,839
Net Assets:
   Beginning of year                                              2,602,779,775
                                                                 --------------
   End of year                                                   $2,867,463,614
                                                                 ==============

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                                     For the
                                                                    Year Ended
Prime Series                                                         March 31,
--------------------------------------------------------------------------------
                                                                       1996
Increase/(Decrease) in Net Assets:
Operations:
   Net investment income                                         $  107,454,378
   Net realized gain/(loss) on sales of investments                      (6,050)
                                                                 --------------
   Net increase in net assets resulting from operations             107,448,328
Distributions to Shareholders From:
   Net investment income:
     Prime Shares                                                   (99,181,255)
     Prime Institutional Shares                                      (1,334,079)
     Flag Investors Class A Shares                                     (402,702)
     Flag Investors Class B Shares                                         (300)
     Quality Cash Reserve Prime Shares                               (6,536,042)
                                                                 --------------
     Total distributions                                           (107,454,378)

Capital Share Transactions, net - (Note 3)                        1,016,482,516
                                                                 --------------
   Total increase in net assets                                   1,016,476,466
Net Assets:
   Beginning of year                                              1,586,303,309
                                                                 --------------
   End of year                                                   $2,602,779,775
                                                                 ==============

                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Financial Highlights--Prime Shares
(For a share outstanding throughout each year)
                                                             For the Year Ended
                                                                 March 31,
--------------------------------------------------------------------------------
                                                                    1997

Per Share Operating Performance:
   Net asset value at beginning of year                        $         1.00
                                                               --------------
Income from Investment Operations:
   Net investment income                                               0.0478
Less Distributions:
   Dividends from net investment income                               (0.0478)
                                                               --------------
   Net asset value at end of year                              $         1.00
                                                               ==============
Total Return:
   Based on net asset value per share                                    4.88%
Ratios to Average Daily Net Assets:
   Expenses                                                              0.63%
   Net investment income                                                 4.78%
Supplemental Data:
   Net assets at end of year                                   $2,545,532,365
   Number of shares outstanding at end of year                  2,545,523,885

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                                           For the Year Ended March 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                      1996                  1995                 1994                  1993
Per Share Operating Performance:
   Net asset value at beginning of year          $         1.00        $         1.00       $         1.00        $         1.00
                                                 --------------        --------------       --------------        --------------
Income from Investment Operations:
   Net investment income                                 0.0524                0.0442               0.0262                0.0295
Less Distributions:
   Dividends from net investment income                 (0.0524)              (0.0442)             (0.0262)              (0.0295)
                                                 --------------        --------------       --------------        --------------
   Net asset value at end of year                $         1.00        $         1.00       $         1.00        $         1.00
                                                 ==============        ==============       ==============        ==============
Total Return:
   Based on net asset value per share                      5.36%                 4.51%                2.65%                 2.99%
Ratios to Average Daily Net Assets:
   Expenses                                                0.60%                 0.61%                0.62%                 0.63%
   Net investment income                                   5.21%                 4.46%                2.62%                 2.95%
Supplemental Data:
   Net assets at end of year                     $2,386,681,216        $1,472,079,739       $1,350,334,979        $1,470,711,552
   Number of shares outstanding at end of year    2,386,684,392         1,472,077,488        1,350,332,916         1,470,709,489

                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Financial  Highlights--Flag Investors Class A Shares
(For a share  outstanding throughout each year)
                                                             For the Year Ended
                                                                 March 31,
--------------------------------------------------------------------------------
                                                                    1997
Per Share Operating Performance:
   Net asset value at beginning of year                          $     1.00
                                                                 ----------
Income from Investment Operations:
   Net investment income                                             0.0478
Less Distributions:
   Dividends from net investment income                             (0.0478)
                                                                 ----------
   Net asset value at end of year                                $     1.00
                                                                 ==========
Total Return:
   Based on net asset value per share                                  4.88%
Ratios to Average Daily Net Assets:
   Expenses                                                            0.63%
   Net investment income                                               4.78%
Supplemental Data:
   Net assets at end of year                                     $6,521,574
   Number of shares outstanding at end of year                    6,521,310

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


                                                                      For the Year Ended March 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                         1996                  1995                 1994                  1993
Per Share Operating Performance:
   Net asset value at beginning of year              $     1.00            $     1.00          $      1.00           $      1.00
                                                     ----------            ----------          -----------           -----------
Income from Investment Operations:
   Net investment income                                 0.0524                0.0442               0.0262                0.0295
Less Distributions:
   Dividends from net investment income                 (0.0524)              (0.0442)             (0.0262)              (0.0295)
                                                     ----------            ----------          -----------           -----------
   Net asset value at end of year                    $     1.00            $     1.00          $      1.00           $      1.00
                                                     ==========            ==========          ===========           ===========
Total Return:
   Based on net asset value per share                      5.36%                 4.51%                2.65%                 2.99%
Ratios to Average Daily Net Assets:
   Expenses                                                0.60%                 0.61%                0.62%                 0.63%
   Net investment income                                   5.25%                 4.26%                2.62%                 2.95%
Supplemental Data:
   Net assets at end of year                         $5,976,831            $7,726,696          $18,116,648           $10,392,282
   Number of shares outstanding at end of year        5,976,824             7,726,698           18,116,633            10,392,267

                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Financial Highlights--Flag Investors Class B Shares
(For a share outstanding throughout each period)
                                                             For the Year Ended
                                                                 March 31,
--------------------------------------------------------------------------------
                                                                    1997
Per Share Operating Performance:
   Net asset value at beginning of period                        $   1.00
                                                                 --------
Income from Investment Operations:
   Net investment income                                           0.0414
Less Distributions:
   Dividends from net investment income                           (0.0414)
                                                                 --------
   Net asset value at end of period                              $   1.00
                                                                 ========
Total Return:
   Based on net asset value per share                                4.22%
Ratios to Average Daily Net Assets:
   Expenses                                                          1.38%
   Net investment income                                             4.14%
Supplemental Data:
   Net assets at end of period                                   $227,098
   Number of shares outstanding at end of period                  227,098

------------
(1) Commencement of operations.
(2) Annualized.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


                                                 For the Period April 3, 1995(1)
                                                       through March 31,
--------------------------------------------------------------------------------
                                                              1996

Per Share Operating Performance:
   Net asset value at beginning of period                   $   1.00
                                                            --------
Income from Investment Operations:
   Net investment income                                      0.0361
Less Distributions:
   Dividends from net investment income                      (0.0361)
                                                            --------
   Net asset value at end of period                         $   1.00
                                                            ========
Total Return:
   Based on net asset value per share                           3.69%(2)
   Ratios to Average  Daily Net Assets:
   Expenses                                                     1.38%(2)
   Net investment income                                        4.30%(2)
Supplemental Data:
   Net assets at end of period                              $ 10,200
   Number of shares outstanding at end of period              10,200


                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Financial Highlights--Prime Institutional Shares
(For a share outstanding throughout each year)
                                                             For the Year Ended
                                                                 March 31,
--------------------------------------------------------------------------------
                                                                    1997
Per Share Operating Performance:
   Net asset value at beginning of year                         $       1.00
                                                                ------------
Income from Investment Operations:
   Net investment income                                              0.0503
Less Distributions:
   Dividends from net investment income                              (0.0503)
                                                                ------------
   Net asset value at end of year                               $       1.00
                                                                ============
Total Return:
   Based on net asset value per share                                   5.15%
Ratios to Average Daily Net Assets:
   Expenses                                                             0.38%
   Net investment income                                                5.04%
Supplemental Data:
   Net assets at end of year                                    $117,812,047
   Number of shares outstanding at end of year                   117,811,768

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                                                    For the Year Ended March 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                               1996                  1995                 1994                1993
Per Share Operating Performance:
   Net asset value at beginning of year                    $      1.00          $      1.00         $      1.00         $      1.00
                                                           -----------          -----------         -----------         -----------
Income from Investment Operations:
   Net investment income                                        0.0548               0.0472              0.0294              0.0327
Less Distributions:
   Dividends from net investment income                        (0.0548)             (0.0472)            (0.0294)            (0.0327)
                                                           -----------          -----------         -----------         -----------
   Net asset value at end of year                          $      1.00          $      1.00         $      1.00         $      1.00
                                                           ===========          ===========         ===========         ===========
Total Return:
   Based on net asset value per share                             5.62%                4.82%               2.98%               3.32%
Ratios to Average Daily Net Assets:
   Expenses                                                       0.35%                0.36%               0.30%               0.31%
   Net investment income                                          5.32%                4.57%               2.94%               3.24%
Supplemental Data:
   Net assets at end of year                               $53,699,315          $11,904,716         $23,437,449         $28,884,078
   Number of shares outstanding at end of year              53,699,535           11,904,663          23,437,512          28,884,132

                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Financial Highlights--Quality Cash Reserve Prime Shares
(For a share outstanding throughout each year)
                                                             For the Year Ended
                                                                 March 31,
--------------------------------------------------------------------------------
                                                                    1997
Per Share Operating Performance:
   Net asset value at beginning of year                         $       1.00
                                                                ------------
Income from Investment Operations:
   Net investment income                                              0.0449
Less Distributions:
   Dividends from net investment income                              (0.0449)
                                                                ------------
   Net asset value at end of year                               $       1.00
                                                                ============
Total Return:
   Based on net asset value per share                                   4.59%
Ratios to Average Daily Net Assets:
   Expenses                                                             0.91%(1)
   Net investment income                                                4.50%(2)
Supplemental Data:
   Net assets at end of year                                    $197,370,530
   Number of shares outstanding at end of year                   197,369,848

-----------
(1) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.98% and 0.95% for the years ended March 31, 1997 and 1996, respectively.
(2) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.43% and 4.86% for the years ended March 31, 1997 and 1996, respectively.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                                                   For the Year Ended March 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                            1996                  1995                  1994                 1993
Per Share Operating Performance:
   Net asset value at beginning of year                 $       1.00           $      1.00         $      1.00         $       1.00
                                                        ------------           -----------         -----------         ------------
Income from Investment Operations:
   Net investment income                                      0.0493                0.0402              0.0218               0.0253
Less Distributions:
   Dividends from net investment income                      (0.0493)              (0.0402)            (0.0218)             (0.0253)
                                                        ------------           -----------         -----------         ------------
   Net asset value at end of year                       $       1.00           $      1.00         $      1.00         $       1.00
                                                        ============           ===========         ===========         ============
Total Return:
   Based on net asset value per share                           5.04%                 4.09%               2.20%                2.53%
Ratios to Average Daily Net Assets:
   Expenses                                                     0.90%(1)              0.96%               1.06%                1.04%
   Net investment income                                        4.91%(2)              4.04%               2.18%                2.53%
Supplemental Data:
   Net assets at end of year                            $156,412,213           $94,592,158         $92,678,440         $101,321,868
   Number of shares outstanding at end of year           156,412,393            94,591,979          92,678,268          101,321,668

                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1--Significant Accounting Policies

     Alex. Brown Cash Reserve Fund, Inc. ("the Fund") commenced operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end Investment Management Company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

     The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of five classes:
Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and Alex. Brown Cash
Reserve Prime Institutional Shares ("Prime Institutional Shares"). The Treasury Series consists of two classes: Alex. Brown Cash Reserve Treasury Shares ("Treasury Shares") and Alex. Brown Cash Reserve Treasury Institutional Shares ("Treasury Institutional Shares"). The Tax-Free Series consists of one class: Alex. Brown Cash Reserve Tax-Free Series ("Tax-Free Series"). Shareholders can vote only on issues that affect the share classes they own.


     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation--Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which approximates market value. Using this method, the Fund values a security at its cost when it is purchased. The Fund then assumes a constant amortization to maturity of any discount or premium.

     B. Repurchase Agreements--The Prime Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
NOTE 1--concluded

         and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C.  Federal Income Tax -- The Fund determines its distributions according
         to income  tax  regulations,   which  may  be  different  from
         generally  accepted accounting   principles.    As   a   result,   the
         Fund   occasionally   makes reclassifications  within its capital
         accounts to reflect income and gains that are available for distribution under income tax regulations.

             The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.

             The Prime Series has a capital loss carryforward of $1,520 that may be carried forward to offset any capital gains if necessary. This capital loss carryforward begins to expire in the year 2005 if not used.

     D.  Security  Transactions,  Investment Income and  Distributions--The
         Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata amortization of premiums and accretion of discounts when appropriate. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

     E. Expenses--Operating expenses for each share class are charged to that class' operations. If a Fund expense cannot be directly attributed to a share class, the expense is prorated among the classes that the expense affects and is based on the classes' relative net assets.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), a subsidiary of Alex. Brown Financial Corp., is the investment advisor for the Prime Series. Under the terms of the investment advisory agreement, the Fund pays ICC a fee. This fee is calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion, .23% of the next $1 billion and .22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of .02% of its average daily net assets. Prior to August 23, 1995, the Fund paid ICC a different fee. This fee was calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .25% of the first $500 million, .21% of the next $500 million, .20% of the next $500 million and .19% of the amount over $1.5 billion.

     As compensation for its accounting services, the Prime Series pays ICC an annual fee that is calculated daily and paid monthly from its average daily net assets. The Prime Series paid $157,854 to ICC for accounting services for the year ended March 31, 1997.

     As compensation for its transfer agent services, the Prime Series pays ICC a per account fee that is calculated and paid monthly. The Prime Series paid $1,686,323 to ICC for transfer agent services for the year ended March 31, 1997.

     As compensation for providing distribution services, the Prime Shares and Flag Investors Class A Shares pay Alex. Brown & Sons Incorporated ("Alex. Brown") an annual fee equal to 0.25% of these classes' average daily net assets. Alex. Brown was paid $6,275,671 and $15,461 for distribution services for the Prime Shares and Flag Investors Class A Shares. The Quality Cash Shares and Flag Investors Class B Shares also pay Alex. Brown an annual fee for distribution services. This fee is equal to .60% of the Quality Cash Shares' aggregate average daily net assets or $1,106,876 and 1.00% of the Flag Investors Class B Shares' aggregate average daily net assets or $307.

     ICC and Alex. Brown may voluntarily waive or reimburse a portion of their advisory or distribution fees for the Prime Series to preserve or enhance the series' performance. These voluntary waivers and reimbursements are not contractual and could change. Any reimbursements by ICC or Alex. Brown are limited to the fees they actually received for the fiscal year. ICC did not waive any advisory fees for the year ended March 31, 1997. Alex. Brown voluntarily

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

waived distribution fees of $120,055 for the Quality Cash Shares for the year ended March 31, 1997.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Prime Series for the year ended March 31, 1997 was $21,193, and the accrued liability on March 31, 1997 was $178,614 for the Prime Series.

NOTE 3--Capital Stock and Share Information

     The Fund is authorized to issue up to 6.4 billion shares of $.001 par value capital stock (3.55 billion Prime Series). Transactions in shares of the Prime Series were as follows:

                                             March 31, 1997      March 31, 1996
                                            ---------------     ---------------
Prime Series:
   Sold:
     Prime Shares                            22,263,288,298      19,439,463,533
     Flag Investors Class A Shares                9,331,912          12,118,053
     Flag Investors Class B Shares                  328,144              24,535
     Prime Institutional Shares                 912,825,877         213,159,539
     Quality Cash Shares                      1,001,597,821       1,285,040,597
   Issued as reinvestment of dividends:
     Prime Shares                               113,931,978          93,103,137
     Flag Investors Class A Shares                  281,420             374,561
     Flag Investors Class B Shares                    1,264                  --
     Prime Institutional Shares                   3,084,567             753,855
     Quality Cash Shares                          8,045,624           6,300,386
   Redeemed:
     Prime Shares                           (22,218,380,783)    (18,617,959,766)
     Flag Investors Class A Shares               (9,068,618)        (14,242,488)
     Flag Investors Class B Shares                 (112,510)            (14,335)
     Prime Institutional Shares                (851,798,212)       (172,118,522)
     Quality Cash Shares                       (968,685,990)     (1,229,520,569)
                                            ---------------     ---------------
       Net increase                             264,670,792       1,016,482,516
                                            ===============     ===============

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

NOTE 4--Net Assets
     On March 31, 1997, net assets consisted of:
                                                                  Prime Series
                                                                  ------------
Paid-in capital                                                  $2,867,456,646
Undistributed net realized gain on sales of investments                   6,968
                                                                 --------------
                                                                 $2,867,463,614
                                                                 ==============

NOTE 5--Merger Agreement

     On April 6, 1997, Bankers Trust New York Corporation and Alex. Brown Incorporated announced that they had signed a definitive agreement to merge. The merger, which is expected to be completed by the fourth quarter of 1997, is subject to customary closing conditions, including certain regulatory and shareholder approvals.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Report of Independent Accountants

To the Shareholders and Board of Directors of the Prime Series of Alex. Brown Cash Reserve Fund, Inc.

     We have audited the accompanying statements of net assets of the Prime Series of Alex. Brown Cash Reserve Fund, Inc. as of March 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 1993 were audited by other auditors whose report dated May 7, 1993, expressed an unqualified opinion thereon.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Series of Alex. Brown Cash Reserve Fund, Inc. as of March 31, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND, L.L.P.
Philadelphia, Pennsylvania
May 2, 1997

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

Directors and Officers

                              CHARLES W. COLE, JR.
                                    Chairman

                  RICHARD T. HALE             EDWARD J. VEILLEUX
              Director and President       Executive Vice President

                 JAMES J. CUNNANE          M. ELLIOTT RANDOLPH, JR.
                     Director                   Vice President

                  JOHN F. KROEGER               PAUL D. CORBIN
                     Director                   Vice President

                   LOUIS E. LEVY               MONICA M. HAUSNER
                     Director                   Vice President

                EUGENE J. MCDONALD              SCOTT J. LIOTTA
                     Director            Vice President and Secretary

                 REBECCA W. RIMEL              JOSEPH A. FINELLI
                     Director                      Treasurer

                 TRUMAN T. SEMANS             LAURIE D. COLLIDGE
                     Director                 Assistant Secretary

                CARL W. VOGT, ESQ.
                     Director




Investment Objective

A money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity.

--------------------------------------------------------------------------------

    This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

    For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

--------------------------------------------------------------------------------

                             [FLAG INVESTORS LOGO]
                                 FLAG INVESTORS


                                     Growth
                      Flag Investors Emerging Growth Fund
                      Flag Investors Equity Partners Fund
                       Flag Investors International Fund

                                 Equity Income
                   Flag Investors Real Estate Securities Fund
                      Flag Investors Telephone Income Fund

                                    Balanced
                       Flag Investors Value Builder Fund

                                     Income
                 Flag Investors Short-Intermediate Income Fund
             Flag Investors Total Return U.S. Treasury Fund Shares

                                Tax-Free Income
                  Flag Investors Managed Municipal Fund Shares
           Flag Investors Maryland Intermediate Tax-Free Income Fund

                                 Current Income
                    Flag Investors Cash Reserve Prime Shares



                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG

                                Distributed by:
                               ALEX. BROWN & SONS
                                  INCORPORATED